Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)
July 31, 2026

Principal Amount(a)			Value
Corporate Bonds 27.3%
Angola 0.3%
Azule Energy Finance PLC
	$200,000	8.13%, due 1/23/2030	$203,079 (b)
	239,000	8.63%, due 1/22/2033	244,396 (b)
447,475
Bahrain 0.1%
	200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	199,593 (c)
Brazil 1.2%
	230,000	Braskem America Finance Co., 7.13%, due 7/22/2041	135,413 (c)(d)
	270,000	Braskem Netherlands Finance BV, 8.50%, due 1/12/2031	155,242 (c)(d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	167,440 (c)
	535,451	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	526,659 (c)
	360,000	Minerva Luxembourg SA, 7.50%, due 4/22/2036	342,792 (c)
Samarco Mineracao SA
	162,000	4.00% Cash/5.00% PIK, 9.50%, due 6/30/2031	163,228 (c)(e)
	166,584	4.00% Cash/5.00% PIK, 9.50%, due 6/30/2031	167,847 (b)(e)
1,658,621
Bulgaria 0.2%
EUR	200,000	Bulgarian Energy Holding EAD, 4.25%, due 6/19/2030	227,192 (c)
Chile 2.7%
	$200,000	Antofagasta PLC, 6.25%, due 5/2/2034	207,406 (c)
	200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	210,750 (c)(f)(g)
Corp. Nacional del Cobre de Chile
	280,000	5.95%, due 1/8/2034	282,504 (c)
	548,000	6.33%, due 1/13/2035	561,919 (b)
	200,000	6.33%, due 1/13/2035	205,080 (c)
	1,570,000	6.44%, due 1/26/2036	1,630,337 (c)
	560,000	Empresa Nacional del Petroleo, 6.15%, due 5/10/2033	573,106 (c)
3,671,102
Colombia 1.5%
	200,000	Bancolombia SA, 8.63%, due 12/24/2034	211,389 (f)
Ecopetrol SA
	205,000	5.88%, due 5/28/2045	162,744
	685,000	5.88%, due 11/2/2051	527,282
Grupo Nutresa SA
	820,000	8.00%, due 5/12/2030	864,690 (b)
	320,000	9.00%, due 5/12/2035	354,400 (c)
2,120,505
El Salvador 0.1%
	150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 1/24/2033	161,010 (b)
Guatemala 0.1%
	200,000	CT Trust, 5.13%, due 2/3/2032	187,000 (c)
Hong Kong 0.1%
	102,625	CS Treasury Management Services P Ltd., 9.00%, due 12/5/2026	105,308 (b)(g)(h)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hungary 0.2%
	$200,000	MVM Energetika Zrt, 6.50%, due 3/13/2031	$207,595 (c)
India 0.9%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	198,134 (c)
	330,050	Greenko Power II Ltd., 4.30%, due 12/13/2028	316,007 (c)
	236,400	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	238,516 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	278,681 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	200,778 (b)
1,232,116
Indonesia 0.7%
	310,000	Pertamina Persero PT, 6.45%, due 5/30/2044	303,425 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	500,000	1.88%, due 11/5/2031	504,922 (c)
EUR	100,000	1.88%, due 11/5/2031	100,984 (b)
909,331
Jamaica 0.1%
	$200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	206,526 (b)
Kazakhstan 1.2%
KazMunayGas National Co. JSC
	1,040,000	5.38%, due 4/24/2030	1,036,580 (c)
	360,000	5.75%, due 4/19/2047	325,085 (c)
	320,000	6.38%, due 10/24/2048	307,806 (c)
1,669,471
Mexico 4.2%
	208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	218,594 (b)(f)
	1,030,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	922,091 (c)
	200,000	COX Asset Mexico SA de CV, 7.75%, due 5/8/2036	200,300 (b)
	193,548	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	192,135 (b)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	122,700
	4,584,000	7.69%, due 1/23/2050	4,089,139
	69,000	6.95%, due 1/28/2060	55,631
5,800,590
Morocco 0.6%
OCP SA
	287,000	6.74%, due 4/22/2031	281,795 (b)(f)(g)
	500,000	7.50%, due 5/2/2054	513,289 (c)
795,084
Panama 0.4%
	210,000	Aeropuerto Internacional de Tocumen SA, 5.13%, due 8/11/2061	172,733 (c)
	200,000	Banco Nacional de Panama, 2.50%, due 8/11/2030	176,541 (c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	158,638 (c)
507,912
Peru 1.1%
	200,000	Minsur SA, 4.50%, due 10/28/2031	189,531 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Peru – cont'd
	$200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	$198,068 (c)
Petroleos del Peru SA
	200,000	4.75%, due 6/19/2032	171,604 (c)
	247,000	5.63%, due 6/19/2047	176,815 (b)
	650,000	5.63%, due 6/19/2047	465,302 (c)
	339,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	349,560 (b)
1,550,880
Qatar 0.1%
	200,000	QatarEnergy, 3.13%, due 7/12/2041	144,833 (b)
Saudi Arabia 2.6%
Avilease Capital Ltd.
	357,000	4.75%, due 11/12/2030	344,677 (b)
	230,000	4.75%, due 11/12/2030	221,959 (c)
Gaci First Investment Co.
	800,000	5.63%, due 7/29/2034	800,374 (c)
	400,000	6.25%, due 5/14/2056	377,117 (c)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	343,730 (c)
	1,050,000	6.38%, due 6/2/2055	1,013,057 (c)
	480,000	Saudi National Bank, 6.15%, due 4/22/2031	469,169 (c)(f)(g)
3,570,083
Serbia 0.3%
Telecommunications Co. Telekom Srbija AD Belgrade
	200,000	7.00%, due 10/28/2029	198,961 (c)
	200,000	7.25%, due 5/18/2031	197,673 (c)
396,634
South Africa 0.9%
Prosus NV
	276,000	5.87%, due 7/13/2036	272,880 (b)
	200,000	3.83%, due 2/8/2051	128,197 (c)
Sasol Financing USA LLC
	260,000	8.75%, due 5/3/2029	272,897 (b)
	300,000	8.75%, due 5/3/2029	314,882 (c)
	200,000	8.75%, due 4/10/2033	208,500 (b)
1,197,356
Supranational 1.4%
	336,000	African Export-Import Bank, 7.13%, due 7/23/2036	336,252 (b)
Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	204,033 (b)
	200,000	4.70%, due 10/22/2031	181,693 (b)
EUR	335,000	6.25%, due 10/14/2040	361,119 (b)
	$900,000	8.20%, due 2/13/2055	878,638 (b)(f)
1,961,735
Turkey 0.3%
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	247,917 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Turkey – cont'd
	$200,000	Turkiye Vakiflar Bankasi TAO, 7.25%, due 7/31/2030	$199,794 (b)
447,711
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 8.95%, due 1/15/2032	136,369 (c)
United Arab Emirates 1.9%
	$780,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	667,090 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	190,517 (b)
	220,000	Adnoc Murban Rsc Ltd., 5.13%, due 9/11/2054	186,888 (c)
	308,000	DAE Funding LLC, 4.95%, due 1/15/2033	291,513 (b)
	338,000	DAE Sukuk Difc Ltd., 4.50%, due 10/16/2030	323,287 (b)
	410,000	DP World Ltd., 6.85%, due 7/2/2037	424,494 (c)
Galaxy Pipeline Assets Bidco Ltd.
	400,000	2.63%, due 3/31/2036	342,034 (b)
	169,782	2.94%, due 9/30/2040	137,709 (b)
2,563,532
Uzbekistan 1.0%
Navoi Mining & Metallurgical Co.
	1,080,000	6.95%, due 10/17/2031	1,129,036 (b)
	200,000	6.95%, due 10/17/2031	208,835 (c)
1,337,871
Venezuela 3.0%
Petroleos de Venezuela SA
	3,170,000	6.00%, due 10/28/2022	1,141,200 (c)(d)
	2,282,409	6.00%, due 5/16/2024	855,584 (c)(d)
	5,811,452	6.00%, due 11/15/2026	2,188,012 (c)(d)
4,184,796

Total Corporate Bonds (Cost $37,369,414)			37,598,231
Foreign Government Securities 67.9%
Angola 1.8%
Angolan Government International Bonds
	320,000	9.24%, due 1/15/2031	334,416 (c)
	200,000	8.75%, due 4/14/2032	203,963 (c)
	400,000	9.88%, due 10/15/2035	419,106 (c)
	1,182,000	9.88%, due 3/31/2037	1,222,791 (c)
	258,000	9.38%, due 5/8/2048	247,715 (c)
2,427,991
Argentina 6.0%
Argentina Bonar Bonds
	510,000	4.13%, due 7/9/2035	385,050 (h)
	320,000	5.00%, due 1/9/2038	251,962
Argentine Republic Government International Bonds
	1,879,680	0.75%, due 7/9/2030	1,640,961 (h)
EUR	68,049	0.13%, due 7/9/2030	66,920
	$3,211,969	4.13%, due 7/9/2035	2,539,061 (h)
EUR	2,342,000	6.06%, due 12/15/2035	348,017
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Argentina – cont'd
	$1,130,000	3.50%, due 7/9/2041	$835,070 (h)
	581,818	4.13%, due 7/9/2046	433,164 (h)
	165,911	Ciudad Autonoma De Buenos Aires Government Bonds, 7.05%, due 5/13/2036	161,929 (b)
	361,000	Province of Santa Fe, 8.10%, due 12/11/2034	360,097 (b)
	1,137,543	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	942,226 (c)
	272,000	Provincia del Chubut Argentina, 9.45%, due 4/29/2036	288,788 (b)
8,253,245
Azerbaijan 1.1%
State Oil Co. of the Azerbaijan Republic
	290,000	6.95%, due 3/18/2030	306,335 (c)
	200,000	6.95%, due 3/18/2030	211,266 (c)
	1,028,000	6.57%, due 7/7/2056	1,015,107 (c)
1,532,708
Bahamas 1.2%
Bahamas Government International Bonds
	240,000	8.95%, due 10/15/2032	267,507 (c)
	1,214,000	8.25%, due 6/24/2036	1,341,069 (c)
1,608,576
Benin 0.6%
Benin Government International Bonds
EUR	100,000	4.95%, due 1/22/2035	106,737 (c)
	$700,000	7.96%, due 2/13/2038	722,767 (c)
829,504
Bermuda 0.6%
Bermuda Government International Bonds
	200,000	3.72%, due 1/25/2027	198,916 (c)
	580,000	5.00%, due 7/15/2032	571,300 (c)
770,216
Brazil 1.4%
Brazil Government International Bonds
EUR	349,000	5.50%, due 4/23/2036	395,666
	$291,000	6.25%, due 5/22/2036	281,834
	1,209,000	7.25%, due 1/12/2056	1,158,222
	80,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	80,006 (c)
1,915,728
Bulgaria 0.4%
Bulgaria Government International Bonds
	260,000	5.00%, due 3/5/2037	247,719 (c)
EUR	216,000	4.13%, due 5/7/2038	243,027 (c)
490,746
Colombia 2.2%
Colombia Government International Bonds
	$380,000	6.50%, due 1/21/2033	380,190
	890,000	8.00%, due 4/20/2033	960,310
	200,000	7.75%, due 11/7/2036	213,550
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Colombia – cont'd
EUR	1,287,000	6.50%, due 11/26/2038	$1,520,552
3,074,602
Costa Rica 2.2%
Costa Rica Government International Bonds
EUR	561,000	5.95%, due 4/27/2033	681,800 (b)
	$280,000	6.55%, due 4/3/2034	292,880 (c)
EUR	1,000,000	6.00%, due 1/16/2036	1,202,707 (b)
EUR	250,000	6.00%, due 1/16/2036	301,035 (c)
	$200,000	7.30%, due 11/13/2054	216,400 (b)
	360,000	7.30%, due 11/13/2054	389,520 (c)
3,084,342
Cote D'Ivoire 3.0%
Ivory Coast Government International Bonds
EUR	430,000	5.25%, due 3/22/2030	496,833 (c)
EUR	350,000	5.88%, due 10/17/2031	409,568 (c)
EUR	1,877,000	6.88%, due 10/17/2040	2,170,375 (c)
EUR	1,000,000	6.63%, due 3/22/2048	1,082,856 (c)
4,159,632
Dominican Republic 2.7%
Dominican Republic International Bonds
	$200,000	7.05%, due 2/3/2031	207,500 (c)
	590,000	4.88%, due 9/23/2032	550,470 (c)
	1,810,000	6.95%, due 3/15/2037	1,855,250 (c)
	423,000	6.15%, due 5/17/2038	405,234 (c)
	825,000	5.88%, due 1/30/2060	697,125 (c)
3,715,579
Ecuador 1.6%
Ecuador Government International Bonds
	57,150	0.00%, due 7/31/2030	48,377 (b)
	88,386	0.00%, due 7/31/2030	74,819 (c)
	66,606	6.90%, due 7/31/2035	59,879 (b)
	2,247,880	6.90%, due 7/31/2035	2,020,844 (c)
2,203,919
Egypt 2.9%
Egypt Government International Bonds
	200,000	8.70%, due 3/1/2049	190,525 (c)
	647,000	8.70%, due 3/1/2049	615,174 (c)
	3,260,000	8.88%, due 5/29/2050	3,122,055 (c)
3,927,754
El Salvador 0.7%
El Salvador Government International Bonds
	280,000	9.25%, due 4/17/2030	299,465 (c)
	606,000	9.50%, due 7/15/2052	677,993 (c)
977,458
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ethiopia 0.5%
	$600,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	$646,992 (c)(d)
Ghana 1.3%
Ghana Government International Bonds
	290,400	5.00%, due 7/3/2029	284,313 (b)(h)
	240,000	5.00%, due 7/3/2029	234,920 (c)(h)
	356,800	5.00%, due 7/3/2035	326,670 (b)(h)
	1,010,000	5.00%, due 7/3/2035	924,081 (c)(h)
1,769,984
Guatemala 1.5%
Guatemala Government Bonds
	490,000	7.05%, due 10/4/2032	520,135 (c)
	1,520,000	6.60%, due 6/13/2036	1,576,240 (c)
2,096,375
Honduras 1.7%
Honduras Government International Bonds
	1,560,000	8.63%, due 11/27/2034	1,777,230 (c)
	600,000	6.40%, due 7/29/2036	597,000 (c)
2,374,230
Hungary 1.3%
Hungary Government International Bonds
	200,000	5.38%, due 9/26/2030	201,250 (c)
	263,000	5.50%, due 6/16/2034	261,836 (c)
	300,000	6.00%, due 9/26/2035	304,821 (c)
EUR	244,000	4.25%, due 5/21/2037	273,261 (c)
EUR	193,000	4.88%, due 3/25/2038	226,301 (c)
EUR	490,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	570,822 (c)
1,838,291
Indonesia 1.5%
Indonesia Government International Bonds
EUR	335,000	4.50%, due 5/29/2033	384,088
EUR	210,000	4.46%, due 3/4/2038	228,966
EUR	1,231,000	5.13%, due 5/29/2038	1,416,359
2,029,413
Iraq 0.0%‡
	$61,875	Iraq International Bonds, 5.80%, due 1/15/2028	61,346 (c)
Kazakhstan 1.2%
Baiterek National Investment Holding JSC
	355,000	4.65%, due 10/1/2030	347,094 (b)
	526,000	5.20%, due 5/6/2033	517,145 (b)
Development Bank of Kazakhstan JSC
	250,000	5.63%, due 4/7/2030	252,634 (c)
	564,000	4.60%, due 1/31/2031	546,536 (b)
1,663,409
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Kenya 0.2%
Republic of Kenya Government International Bonds
	$200,000	8.70%, due 2/26/2039	$192,215 (c)
	40,000	8.70%, due 2/26/2039	38,443 (c)
230,658
Lebanon 1.2%
Lebanon Government International Bonds
	362,000	6.38%, due 3/9/2020	96,383 (c)(d)
	1,310,000	6.60%, due 11/27/2026	353,236 (c)(d)
	4,147,000	8.25%, due 5/17/2034	1,180,626 (c)(d)
1,630,245
Mexico 2.0%
Mexico Government International Bonds
	386,000	5.38%, due 3/22/2033	371,448
	631,000	6.25%, due 8/27/2037	614,123
	686,000	6.13%, due 2/9/2038	655,130
	1,430,000	5.75%, due 10/12/2110	1,106,105
2,746,806
Mongolia 0.8%
	280,000	Development Bank of Mongolia LLC, 6.90%, due 7/2/2031	277,549 (c)
	850,000	Mongolia Government International Bonds, 4.45%, due 7/7/2031	789,206 (c)
1,066,755
Morocco 0.3%
EUR	364,000	Morocco Government International Bonds, 4.75%, due 5/26/2034	419,148 (c)
Nigeria 2.9%
Nigeria Government International Bonds
	$400,000	8.75%, due 1/21/2031	429,915 (c)
	1,000,000	10.38%, due 12/9/2034	1,190,660 (c)
	809,000	8.63%, due 1/13/2036	877,394 (c)
	840,000	7.70%, due 2/23/2038	855,619 (c)
	200,000	9.13%, due 1/13/2046	220,499 (c)
	450,000	8.25%, due 9/28/2051	455,907 (c)
4,029,994
Oman 1.9%
Oman Government International Bonds
	512,000	6.00%, due 8/1/2029	523,026 (c)
	1,360,000	6.75%, due 1/17/2048	1,415,320 (c)
	215,000	6.75%, due 1/17/2048	223,674 (c)
	350,000	7.00%, due 1/25/2051	377,792 (c)
2,539,812
Panama 0.4%
	730,000	Panama Government International Bonds, 2.25%, due 9/29/2032	601,155
Papua New Guinea 0.3%
	400,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	418,010 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Paraguay 0.9%
		Paraguay Government International Bonds
	$450,000	3.85%, due 6/28/2033	$410,850 (c)
	430,000	6.10%, due 8/11/2044	420,970 (c)
	480,000	5.60%, due 3/13/2048	433,440 (c)
			1,265,260
Peru 0.7%
		Peruvian Government International Bonds
	600,000	5.38%, due 2/8/2035	590,700
	300,000	6.55%, due 3/14/2037	318,240
			908,940
Philippines 0.2%
EUR	370,000	Philippines Government International Bonds, 1.75%, due 4/28/2041	289,744
Poland 1.4%
		Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	200,056 (c)
	690,000	5.75%, due 7/9/2034	702,363 (c)
		Republic of Poland Government International Bonds
	700,000	5.13%, due 9/18/2034	690,597
	360,000	5.38%, due 4/14/2036	354,768
			1,947,784
Republic of Cameroon 0.4%
EUR	501,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	511,609 (c)
Romania 4.4%
		Romania Government International Bonds
EUR	88,000	5.13%, due 9/24/2031	102,694 (c)
EUR	491,000	2.00%, due 1/28/2032	485,004 (c)
EUR	77,000	5.25%, due 5/30/2032	89,582 (c)
EUR	252,000	6.38%, due 9/18/2033	305,404 (c)
	$650,000	5.75%, due 3/24/2035	619,743 (c)
	248,000	5.75%, due 7/4/2036	233,275 (c)
	3,428,000	7.50%, due 2/10/2037	3,641,043 (c)
EUR	465,000	6.75%, due 7/11/2039	554,208 (c)
			6,030,953
Saudi Arabia 0.2%
	$360,000	Saudi Government International Bonds, 4.50%, due 10/26/2046	283,360 (c)
Serbia 0.4%
		Serbia International Bonds
EUR	370,000	1.65%, due 3/3/2033	351,833 (c)
EUR	222,000	4.88%, due 5/6/2038	249,049 (c)
			600,882
South Africa 2.3%
		Republic of South Africa Government International Bonds
	$485,000	7.10%, due 11/19/2036	507,294 (c)
	1,000,000	6.13%, due 12/11/2037	955,908 (c)
	1,866,000	5.75%, due 9/30/2049	1,514,546
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
South Africa – cont'd
$200,000	7.95%, due 11/19/2054	$207,302 (c)
3,185,050
Sri Lanka 3.3%
Sri Lanka Government International Bonds
1,150,000	3.10%, due 1/15/2030	1,167,106 (c)(h)
3,370,000	3.60%, due 2/15/2038	3,390,226 (c)(h)
4,557,332
Suriname 0.2%
200,000	Suriname Government International Bonds, 7.70%, due 11/6/2030	205,000 (c)
Trinidad And Tobago 0.2%
222,000	Trinidad & Tobago Government International Bonds, 6.50%, due 1/28/2036	223,332 (b)
Turkey 2.8%
Hazine Mustesarligi Varlik Kiralama AS
300,000	8.51%, due 1/14/2029	315,813 (b)
234,000	6.70%, due 7/2/2032	232,508 (b)
Turkiye Government International Bonds
550,000	9.13%, due 7/13/2030	596,229
251,000	7.63%, due 5/15/2034	257,119
660,000	6.50%, due 1/3/2035	629,882
280,000	6.80%, due 11/4/2036	268,973
929,000	6.88%, due 1/14/2038	886,205
Turkiye Ihracat Kredi Bankasi AS
260,000	7.50%, due 2/6/2028	263,896 (c)
400,000	6.38%, due 10/3/2030	389,255 (b)
3,839,880
Ukraine 2.0%
Ukraine Government International Bonds
415,306	4.50%, due 2/1/2029	353,290 (c)(h)
561,460	4.00%, due 2/1/2032	465,304 (b)(h)(i)
1,255,000	4.50%, due 2/1/2034	871,979 (c)(h)
1,080,000	0.00%, due 2/1/2034	611,207 (c)(h)
48,235	0.00%, due 2/1/2035	28,704 (c)(h)
330,000	4.50%, due 2/1/2035	226,477 (c)(h)
21,220	0.00%, due 2/1/2036	12,655 (c)(h)
320,000	4.50%, due 2/1/2036	216,996 (c)(h)
2,786,612
United Arab Emirates 0.1%
370,000	Abu Dhabi Government International Bonds, 2.70%, due 9/2/2070	182,423 (c)
Uzbekistan 1.0%
Uzbekneftegaz JSC
200,000	4.75%, due 11/16/2028	192,441 (b)
1,170,000	8.75%, due 5/7/2030	1,246,146 (c)
1,438,587
Total Foreign Government Securities (Cost $89,250,666)		93,391,371
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 3.0%
Investment Companies 3.0%
4,157,882	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(j) (Cost $4,157,882)	$4,157,882
Total Investments 98.2% (Cost $130,777,962)		135,147,484
Other Assets Less Liabilities 1.8%		2,481,009 (k)
Net Assets 100.0%		$137,628,493

‡	Represents less than 0.05% of net assets of the Fund.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $17,680,650, which represents 12.8% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at July 31, 2026 amounted to $84,955,161, which represents 61.7% of net assets of the Fund.

(d)	Defaulted security.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2026.

(i)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(j)	Represents 7-day effective yield as of July 31, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$88,440,938	64.3%
Oil & Gas	18,750,595	13.6%
Mining	4,964,986	3.6%
Banks	3,713,292	2.7%
Electric	3,063,452	2.2%
Multi-National*	1,961,735	1.4%
Chemicals	1,882,018	1.4%
Food	1,561,882	1.1%
Investment Companies	1,177,491	0.9%
Pipelines	1,146,833	0.8%
Diversified Financial Services	995,231	0.7%
Telecommunications	790,160	0.6%
Commercial Services	622,628	0.5%
Energy - Alternate Sources	554,523	0.4%
Iron - Steel	498,515	0.4%
Internet	401,077	0.3%
Trucking & Leasing	291,513	0.2%
Engineering & Construction	172,733	0.1%
Short-Term Investments and Other Assets—Net	6,638,891	4.8%
	$137,628,493	100.0%

*	Does not constitute an industry.
Reverse Repurchase Agreements
At July 31, 2026, open positions in reverse repurchase agreements for the Fund were as follows:
Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley	1/21/2026	Open/Demand	1.50%	$388,653	$391,746	Foreign Government Securities	$465,304	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	17	U.S. Treasury Long Bond	$1,841,312	$(53,281)
9/2026	29	U.S. Treasury Note, 2 Year	5,962,672	(15,406)
9/2026	140	U.S. Treasury Note, 5 Year	14,836,719	(97,891)
9/2026	11	U.S. Treasury Ultra Bond	1,206,563	(34,031)
Total Long Positions			$23,847,266	$(200,609)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	5	Euro-Bobl	$(656,373)	$4,786
9/2026	40	Euro-Bund	(5,736,228)	62,639
9/2026	22	Euro-Buxl	(2,684,579)	50,323
Total Short Positions			$(9,077,180)	$117,748
Total Futures				$(82,861)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	15,504,103	USD	17,812,820	BCB	8/4/2026	$65,735
EUR	431,517	USD	493,870	CITI	8/4/2026	3,733
Total unrealized appreciation						$69,468
USD	556,401	EUR	484,850	BCB	8/4/2026	(2,704)
USD	433,058	EUR	379,399	BCB	8/4/2026	(4,446)
USD	579,908	EUR	507,936	BCB	8/4/2026	(5,818)
USD	15,967,168	EUR	13,981,435	BCB	8/4/2026	(155,522)
USD	664,823	EUR	582,000	CITI	8/4/2026	(6,310)
USD	17,833,266	EUR	15,504,103	BCB	9/2/2026	(65,849)
Total unrealized depreciation						$(240,649)
Total net unrealized depreciation						$(171,181)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At July 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 44.V1	USD	302,786	1.00%	3M	12/20/2030	$5,380	$(3,986)	$(336)	$1,058
ICE CC	CDX Emerging Markets Index, Ser. 45.V1	USD	2,750,000	1.00%	3M	6/20/2031	66,965	(13,543)	(3,056)	50,366
Total							$72,345	$(17,529)	$(3,392)	$51,424

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$37,598,231	$—	$37,598,231
Foreign Government Securities#	—	93,391,371	—	93,391,371
Short-Term Investments	—	4,157,882	—	4,157,882
Total Investments	$—	$135,147,484	$—	$135,147,484

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements
Liabilities	$—	$(391,746)	$—	$(391,746)
Futures
Assets	117,748	—	—	117,748
Liabilities	(200,609)	—	—	(200,609)
Forward FX Contracts
Assets	—	69,468	—	69,468
Liabilities	—	(240,649)	—	(240,649)
Swaps
Assets	—	51,424	—	51,424
Total	$(82,861)	$(511,503)	$—	$(594,364)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)
July 31, 2026

Number of Shares		Value
Common Stocks 75.1%
Energy Equipment & Services 4.7%
15,234	Noble Corp. PLC	$645,922
11,714	Solaris Energy Infrastructure, Inc.	602,217
13,160	Tidewater, Inc.	987,789 *
		2,235,928
Independent Power and Renewable Electricity Producers 3.3%
48,785	Clearway Energy, Inc. Class C	1,547,948
Multi-Utilities 4.4%
17,310	CenterPoint Energy, Inc.	727,712
15,338	Sempra	1,358,180
		2,085,892
Oil, Gas & Consumable Fuels 60.8%
84,600	Antero Midstream Corp.	1,858,662
44,784	Antero Resources Corp.	1,618,494 *
10,675	Cheniere Energy, Inc.	2,813,610
10,805	Chevron Corp.	2,126,748
17,455	ConocoPhillips	2,102,978
19,981	DT Midstream, Inc.	2,757,378
13,031	EQT Corp.	694,422
4,358	Expand Energy Corp.	409,783
9,213	ExxonMobil Holdings Corp.	1,432,069
13,909	Hess Midstream LP Class A	567,904
10,893	Kinetik Holdings, Inc.	550,859
24,851	Occidental Petroleum Corp.	1,418,247
5,508	ONEOK, Inc.	500,181
10,899	Pembina Pipeline Corp.	533,288
23,376	Sunococorp LLC	1,786,861
15,889	Targa Resources Corp.	4,295,909
19,259	Tourmaline Oil Corp.	850,537
34,585	Williams Cos., Inc.	2,474,211
		28,792,141
Number of Shares		Value
Trading Companies & Distributors 1.9%
2,866	Watsco, Inc.	$886,454
Total Common Stocks (Cost $30,022,854)		35,548,363
Number of Units
Master Limited Partnerships and Limited Partnerships 24.6%
Oil, Gas & Consumable Fuels 24.6%
181,466	Energy Transfer LP	3,694,648
95,795	Enterprise Products Partners LP	3,645,000
11,985	MPLX LP	700,523
56,590	Plains GP Holdings LP	1,490,015 *
45,038	Western Midstream Partners LP	2,097,419
Total Master Limited Partnerships and Limited Partnerships (Cost $9,924,449)		11,627,605
Number of Shares
Short-Term Investments 0.2%
Investment Companies 0.2%
110,915	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(a) (Cost $110,915)	110,915
Total Investments 99.9% (Cost $40,058,218)		47,286,883
Other Assets Less Liabilities 0.1%		50,538
Net Assets 100.0%		$47,337,421

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$35,548,363	$—	$—	$35,548,363
Master Limited Partnerships and Limited Partnerships#	11,627,605	—	—	11,627,605
Short-Term Investments	—	110,915	—	110,915
Total Investments	$47,175,968	$110,915	$—	$47,286,883

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)
July 31, 2026

Principal Amount(a)		Value
Mortgage-Backed Securities 4.5%
Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust
$135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.37%, due 6/25/2043	$142,909 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2045	67,188 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.57%, due 2/25/2045	47,407 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	100,520 (b)(d)
78,040	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	77,563 (b)
51,288	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	51,595 (b)
487,182
Commercial Mortgage-Backed 3.8%
BANK
75,000	Series 2023-BNK45, Class C, 6.31%, due 2/15/2056	73,918 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	73,785 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	82,040 (b)
32,000	Series 2026-5YR21, Class C, 6.16%, due 4/15/2059	31,152 (d)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	91,330 (b)(c)
Benchmark Mortgage Trust
40,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	38,693
53,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	51,764
95,289	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	95,289 (b)(c)
41,000	BMO Mortgage Trust, Series 2025-5C10, Class C, 6.49%, due 5/15/2058	41,195 (d)
BX Trust
130,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.68%, due 3/15/2039	128,945 (b)(c)
101,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	101,505 (b)(c)
63,670	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	63,669 (b)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	99,750 (b)(c)
100,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	97,706 (b)(d)
28,339	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class D, 4.42%, due 5/10/2058	27,489 (b)(d)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	98,755 (b)(d)
100,000	Series 2025-SFT, Class D, 7.32%, due 4/15/2042	100,139 (b)(d)
COMM Mortgage Trust
100,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	98,257 (b)(d)
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	101,162 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	59,899 (b)(c)
100,000	DC Office Trust, Series 2019-MTC, Class C, 3.07%, due 9/15/2045	87,225 (b)(d)
201,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class B1, (30 day USD SOFR Average + 4.30%), 7.92%, due 6/25/2046	201,250 (b)(c)
IP Mortgage Trust
37,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	37,084 (b)(d)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,073 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45%, due 1/5/2039	79,250 (b)(d)
100,000	LBA Trust, Series 2026-LBA6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 7/15/2043	100,000 (b)(c)
140,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/2042	140,957 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$115,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, due 7/15/2051	$97,924 (b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	100,250 (b)(c)
100,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	99,590 (b)(d)
42,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.76%), 6.44%, due 5/15/2038	41,908 (b)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	114,784 (b)(c)
Wells Fargo Commercial Mortgage Trust
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,216 (b)(d)
32,000	Series 2026-C66, Class C, 6.25%, due 4/15/2059	31,198 (d)
2,807,151
Total Mortgage-Backed Securities (Cost $3,317,412)		3,294,333
Asset-Backed Securities 11.9%
Home Equity 0.1%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.52%, due 2/25/2055	100,556 (b)(c)
Other 11.8%
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.23%, due 7/21/2037	1,180,839 (b)(c)
650,000	Arini U.S. CLO VI Ltd., Series 6A, Class D, (3 mo. USD Term SOFR + 2.85%), 6.53%, due 7/15/2039	651,003 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.71%, due 10/25/2037	1,253,572 (b)(c)
650,000	Barings CLO Ltd., Series 2026-3A, Class E, (5.10% - 3 mo. USD Term SOFR), 0.00%, due 7/20/2039	650,023 (b)(c)(e)
500,000	Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class D1R, (3 mo. USD Term SOFR + 2.40%), 6.21%, due 1/25/2039	496,957 (b)(c)
54,613	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	55,108 (b)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	100,819 (b)
CyrusOne Data Centers Issuer I LLC
32,889	Series 2023-1A, Class B, 5.45%, due 4/20/2048	32,586 (b)
105,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	99,334 (b)
85,179	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	85,702 (b)
MetroNet Infrastructure Issuer LLC
66,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	67,048 (b)
65,000	Series 2026-1A, Class C, 7.10%, due 4/20/2056	64,267 (b)
45,000	MTP ABS Funding LLC, Series 2026-1A, Class B, 5.88%, due 4/25/2056	44,680 (b)
67,174	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	66,874 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R2, (3 mo. USD Term SOFR + 2.35%), 6.10%, due 1/17/2039	501,082 (b)(c)
QTS Issuer ABS II LLC
25,038	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	24,221 (b)
62,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	61,060 (b)
60,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	58,886 (b)
25,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	24,883 (b)
Sierra Timeshare Receivables Funding LLC
23,822	Series 2023-3A, Class C, 7.12%, due 9/20/2040	24,364 (b)
32,242	Series 2024-2A, Class C, 5.83%, due 6/20/2041	32,420 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.50%, due 10/15/2037	$1,243,985 (b)(c)
	1,250,000	Trinitas CLO XXXVI Ltd., Series 2026-36A, Class D1, (2.80% - 3 mo. USD Term SOFR), 0.00%, due 8/12/2039	1,250,044 (b)(c)(e)
	53,000	VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, due 3/15/2056	52,971 (b)
	500,000	Wellington Management CLO 3 Ltd., Series 2024-3AR, Class D1R, (3 mo. USD Term SOFR + 2.80%), 6.61%, due 7/31/2039	500,035 (b)(c)
	63,000	Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, due 6/25/2055	58,971 (b)
			8,681,734
Total Asset-Backed Securities (Cost $8,857,063)			8,782,290

Corporate Bonds 63.5%
Advertising 0.3%
	115,000	Clear Channel Outdoor Holdings, Inc., 7.50%, due 3/15/2033	120,543 (b)
	95,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	96,790 (b)
			217,333
Aerospace & Defense 0.4%
	195,000	Goat Holdco LLC, 6.75%, due 2/1/2032	198,127 (b)
	110,000	TransDigm, Inc., 6.63%, due 3/1/2032	111,840 (b)
			309,967
Agriculture 0.2%
EUR	100,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	115,009 (f)(g)(h)
Airlines 0.3%
EUR	100,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	115,889 (f)(h)
EUR	100,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	117,016 (h)
			232,905
Apparel 0.7%
EUR	100,000	Beach Acquisition Bidco LLC, 5.25%, due 7/15/2032	116,000 (h)
	$150,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	156,442 (b)
		VF Corp.
	120,000	2.95%, due 4/23/2030	107,809
EUR	100,000	0.63%, due 2/25/2032	94,085
	$45,000	6.00%, due 10/15/2033	44,054
			518,390
Auto Manufacturers 0.6%
EUR	100,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	115,352 (h)
	$130,000	Nissan Motor Co. Ltd., 4.81%, due 9/17/2030	120,503 (b)
EUR	100,000	Renault SA, 3.88%, due 9/30/2030	114,405 (h)
EUR	100,000	Stellantis NV, 6.25%, due 3/16/2031	111,443 (f)(g)(h)
			461,703
Auto Parts & Equipment 2.3%
	$235,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	236,765 (b)
		Cyprium Corp./Cyprium Holdings Luxembourg SARL
	125,000	6.13%, due 4/15/2031	123,891 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
	$120,000	6.38%, due 4/15/2034	$118,223 (b)
	36,050	Dexko Global, Inc., 7.50%, due 4/15/2032	30,016 (b)
Forvia SE
EUR	100,000	5.63%, due 6/15/2030	118,302 (h)
	$120,000	6.75%, due 9/15/2033	119,407 (b)
IHO Verwaltungs GmbH
	170,000	6.38% Cash/7.13% PIK, due 5/15/2029	171,094 (b)(i)
EUR	100,000	7.00% Cash/7.75% PIK, due 11/15/2031	123,046 (h)(i)
EUR	100,000	Schaeffler AG, 4.50%, due 3/28/2030	115,782 (h)
EUR	100,000	Valeo SE, 4.63%, due 3/23/2032	114,977 (h)
EUR	100,000	ZF Europe Finance BV, 6.13%, due 3/13/2029	119,164 (h)
ZF North America Capital, Inc.
	$215,000	7.13%, due 4/14/2030	216,391 (b)
	65,000	7.50%, due 3/24/2031	65,453 (b)
1,672,511
Banks 2.8%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	245,024 (f)(g)(h)
	$130,000	Banco Bilbao Vizcaya Argentaria SA, 7.13%, due 5/8/2033	129,957 (f)(g)
	200,000	Banco Mercantil del Norte SA, 7.63%, due 1/10/2028	200,213 (f)(g)(h)
	200,000	Barclays PLC, 7.63%, due 3/15/2035	206,724 (f)(g)
	200,000	BSF Finance, 5.76%, due 9/3/2035	195,244 (f)(h)
Citigroup, Inc.
	150,000	6.63%, due 2/15/2031	150,681 (f)(g)
	110,000	7.00%, due 8/15/2034	112,448 (f)(g)
EUR	100,000	Credit Agricole SA, 5.88%, due 3/23/2035	116,731 (f)(g)(h)
	$90,000	Goldman Sachs Group, Inc., 6.50%, due 8/10/2031	89,324 (f)(g)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	178,877 (f)(g)
EUR	100,000	Societe Generale SA, 6.13%, due 3/17/2032	116,827 (f)(g)(h)
	$200,000	UBS Group AG, 7.00%, due 1/8/2036	198,916 (b)(f)(g)
	95,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	95,131 (b)
2,036,097
Building Materials 0.9%
	75,000	Builders FirstSource, Inc., 6.75%, due 5/15/2035	74,254 (b)
	35,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	17,977 (b)
	35,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	21,335 (b)
	110,000	JH North America Holdings, Inc., 6.13%, due 7/31/2032	110,086 (b)
	60,000	Masterbrand, Inc., 7.00%, due 7/15/2032	60,034 (b)
	80,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	74,035 (b)
Quikrete Holdings, Inc.
	130,000	6.38%, due 3/1/2032	131,587 (b)
	50,000	6.75%, due 3/1/2033	50,661 (b)
	140,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	138,470 (b)
678,439
Chemicals 2.7%
EUR	100,000	Ashland Services BV, 2.00%, due 1/30/2028	112,512 (h)
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR	100,000	6.50%, due 6/15/2033	115,953 (h)
	$205,000	7.13%, due 6/15/2033	206,267 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
Celanese U.S. Holdings LLC
	$70,000	7.00%, due 2/15/2031	$71,771
	35,000	7.38%, due 2/15/2034	36,003
FMC Corp.
	10,000	3.45%, due 10/1/2029	9,190
	80,000	8.00%, due 6/1/2031	82,722 (b)
	10,000	6.38%, due 5/18/2053	7,784
	5,000	8.45%, due 11/1/2055	3,761 (f)
Olympus Water U.S. Holding Corp.
EUR	100,000	3.88%, due 10/1/2028	114,667 (h)
	$120,000	6.25%, due 10/1/2029	118,486 (b)
	45,000	7.25%, due 6/15/2031	45,474 (b)
	175,000	6.75%, due 8/1/2032	170,319 (b)
	230,000	Sasol Financing USA LLC, 8.75%, due 4/10/2033	239,775 (b)
SCIH Salt Holdings, Inc.
	170,000	6.63%, due 8/15/2031	169,969 (b)(e)
	90,000	8.00%, due 8/15/2032	89,320 (b)(e)
	200,000	Sociedad Quimica y Minera de Chile SA, 5.63%, due 4/22/2056	194,100 (b)(f)
WR Grace Holdings LLC
	80,000	5.63%, due 8/15/2029	73,449 (b)
	175,000	7.38%, due 3/1/2031	173,517 (b)
2,035,039
Commercial Services 3.4%
	75,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	76,400 (b)
	170,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	176,503 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	118,944 (b)
Block, Inc.
	125,000	6.50%, due 5/15/2032	126,288
	130,000	6.00%, due 8/15/2033	128,920 (b)
	150,000	Carrix, Inc., 6.13%, due 8/1/2033	149,307 (b)
EUR	100,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	116,500 (h)
EquipmentShare.com, Inc.
	$170,000	8.63%, due 5/15/2032	173,864 (b)
	105,000	8.00%, due 3/15/2033	105,795 (b)
Garda World Security Corp.
	80,000	6.00%, due 6/1/2029	78,841 (b)
	85,000	6.50%, due 1/15/2031	85,935 (b)
	155,000	8.25%, due 8/1/2032	157,182 (b)
Herc Holdings, Inc.
	132,000	7.00%, due 6/15/2030	136,128 (b)
	132,000	7.25%, due 6/15/2033	136,206 (b)
EUR	100,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	117,150 (h)
	$135,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	135,191 (b)
	170,000	Synergy Infrastructure Holdings LLC, 7.00%, due 7/15/2034	171,497 (b)
EUR	100,000	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 7/15/2032	114,910 (h)
	$80,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	74,771 (b)
	100,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	102,669 (b)
2,483,001
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Computers 0.9%
	$95,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	$97,602 (b)
EUR	100,000	Atos Group, 8.13%, due 5/21/2031	111,450 (h)
	$125,000	CACI International, Inc., 6.38%, due 6/15/2033	125,967 (b)
	165,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	167,885 (b)
	45,000	Insight Enterprises, Inc., 6.63%, due 5/15/2032	45,252 (b)
	120,000	Science Applications International Corp., 5.88%, due 11/1/2033	117,456 (b)
665,612
Distribution - Wholesale 0.9%
	190,000	ADI Escrow Issuer LLC, 7.13%, due 7/15/2034	193,694 (b)
	90,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	87,412 (b)
	30,000	Gates Corp., 6.88%, due 7/1/2029	30,604 (b)
	120,000	Resideo Funding II LLC, 6.50%, due 7/15/2032	120,040 (b)
	105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	107,723 (b)
	135,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	140,462 (b)
679,935
Diversified Financial Services 2.2%
	115,000	Champions Financing, Inc., 8.75%, due 2/15/2029	113,793 (b)
	85,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	84,469 (b)
Jane Street Group/JSG Finance, Inc.
	145,000	7.13%, due 4/30/2031	149,643 (b)
	70,000	6.75%, due 5/1/2033	71,338 (b)
OneMain Finance Corp.
	135,000	6.63%, due 5/15/2029	136,652
	35,000	6.13%, due 5/15/2030	34,790
	150,000	7.13%, due 9/15/2032	151,571
	15,000	6.75%, due 9/15/2033	14,758
	60,000	PennyMac Financial Services, Inc., 6.88%, due 5/15/2032	57,354 (b)
	75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	77,439 (b)
Rocket Cos., Inc.
	90,000	6.13%, due 8/1/2031	90,410 (b)
	175,000	6.38%, due 8/1/2033	176,040 (b)
SLM Corp.
	170,000	6.50%, due 1/31/2030	171,950
	40,000	6.50%, due 5/15/2032	39,857 (f)
	75,000	Synchrony Financial, 7.25%, due 8/15/2031	73,766 (f)(g)
	45,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	46,315 (b)
	145,000	WS Escrow LLC, 7.75%, due 6/1/2033	150,025 (b)
1,640,170
Electric 3.3%
Alpha Generation LLC
	135,000	6.75%, due 10/15/2032	136,177 (b)
	180,000	6.25%, due 1/15/2034	175,895 (b)
	155,000	American Electric Power Co., Inc., 6.05%, due 3/15/2056	152,323 (f)
	115,000	CenterPoint Energy, Inc., 5.95%, due 4/1/2056	113,750 (f)
	100,000	CMS Energy Corp., 6.50%, due 6/1/2055	101,174 (f)
	50,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	50,375 (f)
EUR	100,000	EDP SA, 4.75%, due 5/29/2054	116,335 (f)(h)
GBP	100,000	Electricite de France SA, 7.38%, due 6/17/2035	139,189 (f)(g)(h)
	$100,000	Emera U.S. Finance LLC, 6.85%, due 10/1/2056	100,763 (f)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
EUR	100,000	Enel SpA, 4.50%, due 10/14/2034	$111,314 (f)(g)(h)
Eversource Energy
	$85,000	6.10%, due 8/15/2056	84,524 (f)
	140,000	6.35%, due 8/15/2056	139,326 (f)
NextEra Energy Capital Holdings, Inc.
	45,000	6.20%, due 10/1/2056	43,974 (f)
	45,000	6.63%, due 10/1/2066	43,829 (f)
NRG Energy, Inc.
	90,000	6.00%, due 2/1/2033	89,729 (b)
	35,000	5.88%, due 5/15/2034	34,359 (b)
EUR	100,000	Orsted AS, 5.13%, due 12/31/2099	116,944 (f)(h)
	$45,000	PG&E Corp., 6.85%, due 9/15/2056	44,531 (f)
Sempra
	105,000	6.55%, due 4/1/2055	105,018 (f)
	115,000	6.38%, due 4/1/2056	115,357 (f)
	80,000	Sierra Pacific Power Co., 6.38%, due 9/15/2056	79,554 (f)
	215,000	Talen Energy Supply LLC, 6.25%, due 2/1/2034	210,874 (b)
	105,000	VoltaGrid LLC, 7.38%, due 11/1/2030	105,522 (b)
2,410,836
Electrical Components & Equipment 0.4%
	50,000	EnerSys, 6.63%, due 1/15/2032	50,598 (b)
EUR	100,000	Nexans SA, 4.25%, due 3/11/2030	116,707 (h)
EUR	100,000	Prysmian SpA, 5.25%, due 5/21/2030	118,094 (f)(g)(h)
285,399
Energy - Alternate Sources 0.3%
	$206,000	FS Luxembourg SARL, 8.13%, due 2/11/2036	187,697 (b)
Engineering & Construction 0.6%
EUR	100,000	Abertis Infraestructuras Finance BV, 4.75%, due 11/23/2030	114,917 (f)(g)(h)
	$45,000	Artera Services LLC, 8.50%, due 2/15/2031	40,992 (b)
GBP	100,000	Gatwick Airport Finance PLC, 6.00%, due 11/21/2030	133,131 (h)
	$120,000	Granite Construction, Inc., 6.38%, due 6/15/2034	119,657 (b)
408,697
Entertainment 1.7%
EUR	100,000	Cirsa Finance International SARL, 6.50%, due 3/15/2029	119,001 (h)
GBP	100,000	CPUK Finance Ltd., 4.50%, due 8/28/2027	133,332 (h)
	$165,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	162,112 (b)
EUR	100,000	Lottomatica Group SpA, 4.63%, due 4/30/2032	114,501 (h)
	$10,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	7,833 (b)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
	65,000	8.25%, due 4/15/2030	67,612 (b)
	25,000	11.88%, due 4/15/2031	27,096 (b)
	10,000	Motion Bondco DAC, 6.63%, due 11/15/2027	9,492 (b)
	120,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	116,903 (b)
	135,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	132,380 (b)
	300,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	303,424 (b)
	60,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	59,475 (b)
1,253,161
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Environmental Control 0.3%
	$135,000	Madison IAQ LLC, 5.88%, due 6/30/2029	$135,004 (b)
EUR	100,000	Paprec Holding SA, 4.50%, due 7/15/2032	114,285 (h)
			249,289
Food 0.4%
	$60,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.63%, due 3/31/2032	57,072 (b)
	100,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	100,256 (b)
	165,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	161,275 (b)
			318,603
Food Service 0.2%
		TKC Holdings, Inc.
	95,000	8.50%, due 8/15/2030	97,114 (b)
	85,000	12.00%, due 2/15/2031	89,339 (b)
			186,453
Forest Products & Paper 0.1%
	70,000	Magnera Corp., 7.25%, due 11/15/2031	68,512 (b)
Gas 0.6%
	200,000	Promigas SA ESP/Gases del Pacifico SAC, 7.75%, due 6/24/2056	203,840 (b)(f)
		Spire, Inc.
	75,000	6.25%, due 6/1/2056	74,208 (f)
	60,000	6.45%, due 6/1/2056	59,793 (f)
EUR	100,000	UGI International LLC, 5.00%, due 6/1/2031	117,595 (h)
			455,436
Healthcare - Services 2.0%
EUR	100,000	CAB SELAS, 7.75%, due 8/9/2031	117,343 (h)
	$160,000	Centene Corp., 4.63%, due 12/15/2029	155,222
EUR	100,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	120,896 (h)
EUR	100,000	Eurofins Scientific SE, 5.75%, due 1/4/2032	119,952 (f)(g)(h)
	$165,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	167,907 (b)
	30,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	27,225 (b)
EUR	100,000	IQVIA, Inc., 2.25%, due 1/15/2028	113,179 (h)
EUR	100,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	115,768 (h)
		Molina Healthcare, Inc.
	$115,000	6.50%, due 2/15/2031	116,057 (b)
	150,000	6.25%, due 1/15/2033	148,330 (b)
	55,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	58,006 (b)
	180,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	180,561 (b)
	45,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	45,571 (b)
			1,486,017
Holding Companies - Diversified 0.3%
EUR	100,000	Benteler International Austria GmbH, 7.25%, due 6/15/2031	122,216 (h)
EUR	100,000	Progroup AG, 5.38%, due 4/15/2031	117,628 (h)
			239,844
Home Builders 0.3%
		K Hovnanian Enterprises, Inc.
	$65,000	8.00%, due 4/1/2031	66,257 (b)
	30,000	8.38%, due 10/1/2033	30,486 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders – cont'd
	$95,000	Mattamy Group Corp., 6.00%, due 12/15/2033	$90,428 (b)
187,171
Home Furnishings 0.1%
Whirlpool Corp.
	70,000	7.50%, due 7/1/2031	69,563 (b)
	35,000	7.88%, due 7/1/2034	33,089 (b)
102,652
Housewares 0.1%
	90,000	Newell Brands, Inc., 8.50%, due 6/1/2028	93,936 (b)
Insurance 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	145,000	7.00%, due 1/15/2031	147,139 (b)
	75,000	7.38%, due 10/1/2032	75,421 (b)
	75,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	73,301 (b)
HUB International Ltd.
	160,000	7.25%, due 6/15/2030	164,747 (b)
	250,000	7.38%, due 1/31/2032	255,687 (b)
	150,000	USI, Inc., 7.50%, due 1/15/2032	153,089 (b)
869,384
Internet 0.4%
EUR	100,000	United Group BV, 6.50%, due 10/31/2031	117,858 (h)
Wayfair LLC
	$40,000	7.25%, due 10/31/2029	41,191 (b)
	20,000	7.75%, due 9/15/2030	20,958 (b)
	45,000	6.75%, due 11/15/2032	45,811 (b)
	70,000	7.13%, due 5/31/2034	71,910 (b)
297,728
Iron - Steel 0.7%
Cleveland-Cliffs, Inc.
	85,000	7.00%, due 3/15/2032	85,178 (b)
	50,000	7.38%, due 5/1/2033	50,536 (b)
	180,000	Hybar LLC, 7.38%, due 7/1/2034	180,676 (b)
Mineral Resources Ltd.
	65,000	7.00%, due 4/1/2031	66,889 (b)
	60,000	6.00%, due 5/1/2032	58,898 (b)
	30,000	6.25%, due 5/1/2034	29,240 (b)
	31,446	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	31,684 (h)(i)
503,101
Leisure Time 0.8%
	85,000	Acushnet Co., 5.63%, due 12/1/2033	83,342 (b)
	160,000	Carnival Corp. Ltd., 6.13%, due 2/15/2033	160,008 (b)
	150,000	Gaia Purchaser, Inc., 7.63%, due 7/15/2033	150,461 (b)
	100,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	102,944 (b)
	120,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	118,334 (b)
	15,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	14,987 (b)
630,076
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Lodging 1.0%
EUR	100,000	Essendi SA, 5.50%, due 11/15/2031	$116,409 (h)
	$175,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 1/15/2032	175,402 (b)
	135,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/1/2033	132,764 (b)
	200,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	199,398 (h)
		Travel & Leisure Co.
	75,000	6.25%, due 6/1/2031	75,115 (b)
	50,000	6.13%, due 9/1/2033	49,099 (b)
			748,187
Machinery - Construction & Mining 0.2%
	110,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	116,505 (b)
Machinery - Diversified 0.4%
	170,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	171,275 (b)
	135,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	132,170 (b)
			303,445
Media 2.1%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	50,000	5.38%, due 6/1/2029	48,558 (b)
	45,000	6.38%, due 9/1/2029	44,715 (b)
	55,000	4.75%, due 3/1/2030	51,388 (b)
	105,000	4.25%, due 2/1/2031	92,939 (b)
	80,000	4.50%, due 5/1/2032	68,991
	50,000	7.00%, due 2/1/2033	47,917 (b)
	55,000	4.50%, due 6/1/2033	46,793 (b)
	20,000	4.25%, due 1/15/2034	16,330 (b)
	25,000	7.38%, due 2/1/2036	23,767 (b)
		CSC Holdings LLC
	30,000	5.50%, due 4/15/2027	18,578 (b)
	105,000	11.25%, due 5/15/2028	60,984 (b)
	55,000	11.75%, due 1/31/2029	31,482 (b)
	20,000	Discovery Communications LLC, 4.13%, due 5/15/2029	19,650
		Discovery Global Holdings, Inc.
	75,000	4.28%, due 3/15/2032	66,643
	30,000	5.05%, due 3/15/2042	20,850
		DISH DBS Corp.
	80,000	7.38%, due 7/1/2028	76,560
	45,000	5.75%, due 12/1/2028	43,425 (b)
	50,000	EchoStar Corp., 6.75% Cash/6.75% PIK, due 11/30/2030	50,710 (i)
	110,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	111,390 (b)
	45,000	Midcontinent Communications, 8.00%, due 8/15/2032	38,216 (b)
	180,000	Nexstar Media, Inc., 6.50%, due 9/15/2033	179,077 (b)
		Paramount Global
	25,000	7.88%, due 7/30/2030	26,064
	30,000	4.95%, due 1/15/2031	27,492
	50,000	4.20%, due 5/19/2032	42,515
	25,000	4.38%, due 3/15/2043	15,285
	20,000	5.85%, due 9/1/2043	14,178
	25,000	4.90%, due 8/15/2044	15,557
EUR	100,000	Sunrise FinCo I BV, 4.63%, due 5/15/2032	113,558 (h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
EUR	100,000	VZ Secured Financing BV, 5.25%, due 1/15/2033	$105,145 (h)
1,518,757
Mining 1.6%
	$150,000	Capstone Copper Corp., 6.75%, due 3/31/2033	150,337 (b)
	70,000	Century Aluminum Co., 6.88%, due 8/1/2032	71,085 (b)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	204,400 (b)
First Quantum Minerals Ltd.
	25,000	8.00%, due 3/1/2033	25,976 (b)
	110,000	7.25%, due 2/15/2034	112,051 (b)
	40,000	6.38%, due 2/15/2036	38,706 (b)
	110,000	Novelis Corp., 6.88%, due 1/30/2030	112,863 (b)
	80,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	83,525 (b)
	155,000	Trekor Metals Ltd., 8.25%, due 5/1/2030	161,066 (b)
	231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	238,196 (b)
1,198,205
Miscellaneous Manufacturer 0.4%
	80,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	80,684 (b)
	150,000	Avient Corp., 6.25%, due 11/1/2031	151,104 (b)
	90,312	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	92,048 (b)(i)
323,836
Multi-National 0.3%
	200,000	Banque Ouest Africaine de Developpement, 8.20%, due 2/13/2055	195,088 (f)(h)
Oil & Gas 3.7%
	180,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	179,366 (b)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	203,079 (b)
	125,000	Beusa Investments LLC, 7.00%, due 8/1/2031	122,171 (b)
	60,000	Borr IHC Ltd./Borr Finance LLC, 8.75%, due 1/15/2032	58,707 (b)
Caturus Energy LLC
	90,000	8.50%, due 2/15/2030	93,217 (b)
	30,000	7.13%, due 5/15/2031	29,740 (b)
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	211,000 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
	35,000	6.00%, due 4/15/2030	34,634 (b)
	185,000	6.25%, due 4/15/2032	179,589 (b)
	90,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	89,784 (b)
Matador Resources Co.
	60,000	6.50%, due 4/15/2032	59,888 (b)
	145,000	6.00%, due 4/15/2034	140,242 (b)
	200,000	Parex Resources, Inc., 8.50%, due 5/11/2031	203,708 (b)
	830,000	Petroleos de Venezuela SA, 6.00%, due 10/28/2022	298,800 (h)(j)
	350,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	312,216
	200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, due 11/14/2030	199,856 (b)
Transocean International Ltd.
	70,000	8.25%, due 5/15/2029	72,181 (b)
	25,000	7.88%, due 10/15/2032	26,039 (b)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	211,291 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$40,630	Tullow Holdco 2 Ltd., 15.00%, due 11/15/2028	$41,496 (b)
2,767,004
Oil & Gas Services 1.0%
Kodiak Gas Services LLC
	80,000	6.50%, due 10/1/2033	79,896 (b)
	45,000	6.75%, due 10/1/2035	45,342 (b)
	205,000	Oceaneering International, Inc., 6.88%, due 7/15/2034	209,759 (b)
	160,000	Star Holding LLC, 8.75%, due 8/1/2031	163,398 (b)
	150,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, due 10/1/2033	147,614 (b)
WBI Operating LLC
	60,000	6.25%, due 10/15/2030	59,989 (b)
	45,000	6.50%, due 10/15/2033	44,920 (b)
750,918
Packaging & Containers 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	120,000	4.00%, due 9/1/2029	113,923 (b)
EUR	100,000	5.00%, due 1/30/2031	115,934 (h)
Canpack Group, Inc./CANPACK SA
	$30,000	6.00%, due 5/15/2031	29,836 (b)
EUR	100,000	4.88%, due 1/15/2032	116,286 (h)
Mauser Packaging Solutions Holding Co.
	$85,000	7.88%, due 4/15/2030	86,691 (b)
	215,000	9.25%, due 4/15/2030	213,098 (b)
Sword Purchaser LLC
EUR	100,000	7.25%, due 4/15/2033	118,928 (h)
	$135,000	8.25%, due 4/15/2033	138,083 (b)
	75,000	10.50%, due 4/15/2034	77,534 (b)
	75,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	67,744 (b)
	75,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	73,254 (b)
Trivium Packaging Finance BV
	157,000	8.25%, due 7/15/2030	165,963 (b)
	130,000	12.25%, due 1/15/2031	143,854 (b)
1,461,128
Pharmaceuticals 1.4%
	180,000	1261229 BC Ltd., 10.00%, due 4/15/2032	184,004 (b)
	30,000	Adapthealth LLC, 6.13%, due 8/1/2028	30,000 (b)
Bausch Health Cos., Inc.
	40,000	5.00%, due 1/30/2028	36,230 (b)
	25,000	4.88%, due 6/1/2028	23,251 (b)
	25,000	11.00%, due 9/30/2028	25,543 (b)
	10,000	5.25%, due 1/30/2030	6,775 (b)
EUR	100,000	Bayer AG, 5.38%, due 3/25/2082	117,099 (f)(h)
EUR	100,000	Cheplapharm Arzneimittel GmbH, 7.13%, due 6/15/2031	117,108 (h)
	$100,000	CVS Health Corp., 6.75%, due 12/10/2054	103,033 (f)
EUR	61,538	Grifols SA, 7.50%, due 5/1/2030	73,868 (h)
EUR	100,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	115,700 (h)
EUR	100,000	Nidda Healthcare Holding GmbH, 7.00%, due 2/21/2030	118,232 (h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pharmaceuticals – cont'd
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	$116,573
1,067,416
Pipelines 2.9%
	$245,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	238,542 (b)
	115,000	Enbridge, Inc., 8.50%, due 1/15/2084	129,954 (f)
Genesis Energy LP/Genesis Energy Finance Corp.
	120,000	7.88%, due 5/15/2032	123,940
	75,000	8.00%, due 5/15/2033	78,024
	40,000	6.75%, due 3/15/2034	39,895
Global Partners LP/GLP Finance Corp.
	165,000	8.25%, due 1/15/2032	172,009 (b)
	30,000	7.13%, due 7/1/2033	30,380 (b)
	175,000	Golar LNG Ltd., 7.50%, due 10/2/2030	178,613 (b)
	160,000	Harvest Midstream I LP, 7.50%, due 5/15/2032	164,046 (b)
Howard Midstream Energy Partners LLC
	115,000	7.38%, due 7/15/2032	118,871 (b)
	20,000	6.63%, due 1/15/2034	20,223 (b)
	55,000	6.63%, due 1/15/2035	54,970 (b)
NGL Energy Operating LLC/NGL Energy Finance Corp.
	95,000	8.13%, due 2/15/2029	97,383 (b)
	25,000	8.38%, due 2/15/2032	25,997 (b)
Rockies Express Pipeline LLC
	50,000	6.75%, due 3/15/2033	50,835 (b)
	40,000	7.50%, due 7/15/2038	42,050 (b)
	25,000	6.88%, due 4/15/2040	25,142 (b)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	90,000	6.00%, due 12/31/2030	89,357 (b)
	40,000	6.75%, due 3/15/2034	40,248 (b)
Venture Global LNG, Inc.
	50,000	9.50%, due 2/1/2029	53,521 (b)
	25,000	9.00%, due 9/30/2029	24,899 (b)(f)(g)
	70,000	7.00%, due 1/15/2030	71,113 (b)
	50,000	8.38%, due 6/1/2031	51,690 (b)
	90,000	6.38%, due 12/15/2034	87,653 (b)
	115,000	Venture Global Plaquemines LNG LLC, 7.75%, due 5/1/2035	127,449 (b)
2,136,804
Real Estate 0.9%
EUR	10,935	Adler Financing SARL, 8.25%, due 12/31/2028	14,309 (i)
EUR	100,000	CPI Property Group SA, 6.00%, due 1/27/2032	110,928 (h)
EUR	100,000	Heimstaden AB, 7.36%, due 1/24/2031	117,022 (h)
EUR	100,000	Heimstaden Bostad AB, 6.25%, due 12/4/2029	118,949 (f)(g)(h)
	$200,000	Longfor Group Holdings Ltd., 3.95%, due 9/16/2029	168,504 (h)
EUR	100,000	New Immo Holding SA, 4.95%, due 11/14/2030	114,655 (h)
644,367
Real Estate Investment Trusts 1.7%
	$290,000	Blackstone Mortgage Trust, Inc., 6.25%, due 6/1/2031	277,274 (b)
	75,000	Brandywine Operating Partnership LP, 6.13%, due 1/15/2031	72,086
	60,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	59,582 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
	$35,000	5.88%, due 10/1/2028	$34,953 (b)
	35,000	4.88%, due 5/15/2029	34,114 (b)
	80,000	7.00%, due 2/1/2030	81,293 (b)
	125,000	Service Properties Trust, 8.63%, due 11/15/2031	131,360 (b)
Starwood Property Trust, Inc.
	35,000	7.25%, due 4/1/2029	36,064 (b)
	150,000	6.50%, due 7/1/2030	152,345 (b)
	50,000	6.13%, due 6/1/2031	49,882 (b)
EUR	100,000	Unibail-Rodamco-Westfield SE, 4.75%, due 6/11/2031	114,583 (f)(g)(h)
	$125,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, due 1/15/2030	119,271 (b)
	95,000	XHR LP, 6.63%, due 5/15/2030	97,027 (b)
1,259,834
Retail 2.0%
Advance Auto Parts, Inc.
	60,000	7.00%, due 8/1/2030	61,478 (b)
	165,000	7.38%, due 8/1/2033	170,301 (b)
GBP	100,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	138,806 (h)
	$65,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	67,985 (b)
EUR	100,000	Fnac Darty SA, 4.75%, due 4/1/2032	117,663 (h)
EUR	100,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	117,047 (h)
Macy's Retail Holdings LLC
	$45,000	5.88%, due 3/15/2030	44,676 (b)
	75,000	7.38%, due 8/1/2033	78,044 (b)
Michaels Cos., Inc.
	135,000	8.50%, due 3/15/2033	133,735 (b)
	35,000	11.00%, due 3/15/2034	34,261 (b)
	50,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	50,160 (b)
QXO Building Products, Inc.
	60,000	6.50%, due 7/15/2031	60,243 (b)
	105,000	6.75%, due 4/30/2032	107,232 (b)
	60,000	6.88%, due 7/15/2034	60,090 (b)
	20,000	Staples, Inc., 10.75%, due 9/1/2029	19,137 (b)
	205,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	206,527 (b)
1,467,385
Savings & Loans 0.4%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	284,508 (f)(g)(h)
Semiconductors 0.4%
	$175,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	170,224 (b)
EUR	100,000	MKS, Inc., 4.25%, due 2/15/2034	111,378 (h)
281,602
Software 1.5%
	$80,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	77,831 (b)
Cloud Software Group LLC
	80,000	6.50%, due 3/31/2029	78,173 (b)
	85,000	9.00%, due 9/30/2029	83,279 (b)
CoreWeave, Inc.
	55,000	9.00%, due 2/1/2031	49,648 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Software – cont'd
	$40,000	9.75%, due 10/1/2031	$36,295 (b)
	165,000	Fair Isaac Corp., 6.00%, due 5/15/2033	159,696 (b)
OAK-Eagle Acquireco, Inc.
EUR	100,000	6.25%, due 7/1/2033	120,531 (h)
	$180,000	7.25%, due 7/1/2033	186,511 (b)
	140,000	8.75%, due 7/1/2034	147,488 (b)
	150,000	UKG, Inc., 6.88%, due 2/1/2031	146,964 (b)
1,086,416
Telecommunications 6.3%
Altice France SA
	69,435	6.88%, due 10/15/2030	67,794 (b)
EUR	14,695	5.50%, due 10/15/2031	16,613 (h)
	$25,000	6.88%, due 7/15/2032	24,270 (b)
Bell Telephone Co. of Canada or Bell Canada
	130,000	6.88%, due 9/15/2055	131,083 (f)
	190,000	7.00%, due 9/15/2055	191,512 (f)
	205,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	204,656 (b)
EUR	100,000	British Telecommunications Ltd., 5.13%, due 10/3/2054	117,904 (f)(h)
	$200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	206,526 (h)
EUR	100,000	eircom Finance DAC, 5.00%, due 4/30/2031	116,545 (h)
Fibercop SpA
EUR	100,000	5.38%, due 4/15/2031	118,469 (h)
	$45,000	6.38%, due 11/15/2033	44,203 (b)
	20,000	6.00%, due 9/30/2034	19,273 (b)
	45,000	7.20%, due 7/18/2036	45,672 (b)
	150,000	Galaxy Helios Data Centers II LLC, 9.88%, due 8/1/2031	150,408 (b)
Iliad Holding SAS
EUR	100,000	6.88%, due 4/15/2031	120,756 (h)
	$35,000	7.00%, due 4/15/2032	35,303 (b)
EUR	100,000	Koninklijke KPN NV, 4.88%, due 6/18/2029	117,218 (f)(g)(h)
Level 3 Financing, Inc.
	$85,000	6.88%, due 6/30/2033	86,016 (b)
	85,000	7.00%, due 3/31/2034	86,463 (b)
	60,000	8.50%, due 1/15/2036	62,423 (b)
	20,000	7.50%, due 2/15/2037	19,864 (b)
	20,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	19,000 (b)
	200,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	192,167 (b)
EUR	100,000	Odido Holding BV, 3.75%, due 1/15/2029	114,718 (h)
	$200,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	188,324 (b)
EUR	100,000	Proximus SADP, 4.75%, due 7/2/2031	115,857 (f)(g)(h)
Rogers Communications, Inc.
	$80,000	7.00%, due 4/15/2055	80,480 (f)
	180,000	7.13%, due 4/15/2055	181,665 (f)
	34,000	6.88%, due 7/31/2056	34,014 (f)
EUR	100,000	SoftBank Group Corp., 5.25%, due 10/10/2029	114,517 (h)
	$170,000	Stingray Compute LLC, 6.00%, due 6/15/2031	165,848 (b)
	160,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	148,575 (b)
EUR	100,000	Telecom Italia SpA, 3.63%, due 9/30/2030	115,155 (h)
EUR	100,000	Telefonica Europe BV, 6.14%, due 2/3/2030	120,985 (f)(g)(h)
	$200,000	Telefonica Moviles Chile SA, 3.54%, due 11/18/2031	158,500 (h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$195,000	TELUS Corp., 6.63%, due 6/9/2056	$190,451 (f)
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	15,000	6.50%, due 2/15/2029	14,794 (b)
	290,000	8.63%, due 6/15/2032	296,166 (b)
	80,000	Uniti Services LLC, 7.50%, due 10/15/2033	81,751 (b)
EUR	100,000	Vodafone Group PLC, 3.00%, due 8/27/2080	109,362 (f)(h)
	$135,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	140,539 (b)
		Zayo Group Holdings, Inc.
	72,820	5.75% Cash/0.50% PIK, due 3/9/2030	72,729 (b)(i)
	15,143	7.13% Cash/1.88% PIK, due 9/9/2030	14,840 (b)(i)
			4,653,408
Transportation 0.5%
GBP	100,000	Edge Finco PLC, 8.13%, due 8/15/2031	139,726 (h)
	$55,000	PODS LLC, 8.75%, due 5/15/2031	52,385 (b)
	200,000	XPO, Inc., 7.13%, due 2/1/2032	206,197 (b)
			398,308
Trucking & Leasing 0.1%
		FTAI Aviation Investors LLC
	10,000	7.88%, due 12/1/2030	10,419 (b)
	90,000	7.00%, due 5/1/2031	92,501 (b)
			102,920
Water 0.3%
EUR	100,000	Holding d'Infrastructures des Metiers de l'Environnement SAS, 4.88%, due 10/24/2029	117,764 (h)
EUR	100,000	Veolia Environnement SA, 2.00%, due 11/15/2027	112,178 (f)(g)(h)
			229,942
Total Corporate Bonds (Cost $47,230,384)			46,976,086

Loan Assignments(c) 14.6%
Aerospace & Defense 0.7%
	$498,750	TransDigm, Inc., Term Loan N, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 2/13/2033	499,224
Capital Markets 1.3%
	497,500	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 1/30/2033	496,789
	492,522	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2031	485,661
			982,450
Chemicals 0.7%
	497,500	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 11/3/2032	497,346
Commercial Services & Supplies 0.7%
	496,230	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.51%, due 2/1/2029	495,485
Containers & Packaging 0.6%
	491,269	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 9/15/2028	460,230
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Diversified Telecommunication Services 0.2%
$246,053	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	$154,521
Electrical Equipment 0.7%
500,000	Resilience Parent LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 2/28/2033	498,960
Health Care Equipment & Supplies 1.7%
498,747	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.02%, due 2/28/2032	499,161
744,384	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.48%, due 1/15/2031	746,245
		1,245,406
Health Care Technology 0.7%
500,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.99%, due 4/7/2033	491,530
Independent Power & Renewable Electricity Producers 0.7%
529,395	Heritage Power LLC, Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.23%, due 7/20/2028	521,454 (k)
Insurance 0.5%
398,992	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/19/2031	397,225
IT Services 1.3%
500,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.86%, due 2/3/2033	496,705
493,750	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.16%, due 10/30/2031	486,344 (k)
		983,049
Life Sciences Tools & Services 0.6%
457,700	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 12/12/2031	458,368
Media 1.3%
498,734	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 12/15/2031	479,064
500,000	Electronic Arts, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/24/2033	502,565 (l)(m)
		981,629
Oil, Gas & Consumable Fuels 0.7%
500,000	Venture Global Calcasieu Pass LLC, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 6.95%, due 4/11/2033	503,045
Pharmaceuticals 0.6%
498,740	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 9.98%, due 10/8/2030	483,325
Software 0.2%
250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 9.83%, due 10/8/2029	173,680
Specialty Retail 0.7%
500,000	Chewy, Inc., Term Loan B, (3 mo. USD Term SOFR + 1.75%), 5.45%, due 6/23/2033	498,750 (k)
Trading Companies & Distributors 0.7%
500,000	QXO, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 7/1/2033	499,030
Total Loan Assignments (Cost $11,043,113)		10,824,707
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities 5.4%
	$200,000	Angolan Government International Bonds, 9.38%, due 3/31/2033	$205,815 (h)
	130,000	Argentina Bonar Bonds, 4.13%, due 7/9/2035	98,150 (n)
Argentine Republic Government International Bonds
	89,600	0.75%, due 7/9/2030	78,221 (n)
	180,000	4.13%, due 7/9/2035	142,290 (n)
	110,000	3.50%, due 7/9/2041	81,290 (n)
	200,000	Bahamas Government International Bonds, 8.25%, due 6/24/2036	220,934 (h)
	173,365	Ecuador Government International Bonds, 6.90%, due 7/31/2035	155,855 (h)
	400,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	380,324 (h)
	76,560	Ghana Government International Bonds, 5.00%, due 7/3/2035	70,095 (b)(n)
	150,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	170,888 (h)
EUR	8,000	Hungary Government International Bonds, 4.88%, due 3/25/2038	9,380 (h)
Ivory Coast Government International Bonds
EUR	100,000	5.88%, due 10/17/2031	117,019 (h)
EUR	300,000	6.88%, due 10/17/2040	346,890 (h)
EUR	100,000	6.63%, due 3/22/2048	108,286 (h)
Nigeria Government International Bonds
	$250,000	8.63%, due 1/13/2036	271,135 (h)
	200,000	7.70%, due 2/23/2038	203,719 (h)
	257,926	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	213,640 (h)
Romania Government International Bonds
	138,000	3.63%, due 3/27/2032	122,773 (b)
EUR	400,000	6.38%, due 9/18/2033	484,768 (h)
Sri Lanka Government International Bonds
	$100,000	3.35%, due 3/15/2033	94,872 (h)(n)
	240,000	3.60%, due 2/15/2038	241,440 (h)(n)
	200,000	Uzbekneftegaz JSC, 8.75%, due 5/7/2030	213,016 (h)
Total Foreign Government Securities (Cost $3,797,220)			4,030,800
Number of Shares
Short-Term Investments 0.5%
Investment Companies 0.5%
	350,123	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(o) (Cost $350,123)	350,123
Total Investments 100.4% (Cost $74,595,315)			74,258,339
Liabilities Less Other Assets (0.4)%			(322,966)(p)
Net Assets 100.0%			$73,935,373

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $41,999,966, which represents 56.8% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
July 31, 2026.

(e)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $2,159,356, which represents 2.9% of net assets of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at July 31, 2026 amounted to $14,642,336, which represents 19.8% of net assets of the Fund.

(i)	Payment-in-kind (PIK) security.
(j)	Defaulted security.
(k)	Value determined using significant unobservable inputs.
(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2026.

(o)	Represents 7-day effective yield as of July 31, 2026.
(p)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$43,869,995	59.3%
Cayman Islands	6,730,548	9.1%
Canada	2,401,501	3.2%
France	2,141,202	2.9%
Germany	1,859,552	2.5%
United Kingdom	1,768,736	2.4%
Netherlands	1,301,507	1.8%
Jersey	996,992	1.3%
Italy	686,681	0.9%
Denmark	616,105	0.8%
Argentina	613,591	0.8%
Romania	607,541	0.8%
Colombia	607,404	0.8%
Cote D'Ivoire	572,195	0.8%
Mexico	571,136	0.8%
Luxembourg	564,466	0.8%
Spain	558,728	0.8%
Nigeria	474,854	0.6%
Peru	442,596	0.6%
Brazil	430,381	0.6%
Angola	408,894	0.5%
Egypt	380,324	0.5%
Chile	352,600	0.5%
Sri Lanka	336,312	0.5%
Venezuela	298,800	0.4%
South Africa	239,775	0.3%
Sweden	235,971	0.3%
Japan	235,020	0.3%
Portugal	233,351	0.3%
Bahamas	220,934	0.3%
Uzbekistan	213,016	0.3%
Jamaica	206,526	0.3%
Macau	199,398	0.3%
Switzerland	198,916	0.3%
Saudi Arabia	195,244	0.3%
Supranational	195,088	0.3%
Republic of Cameroon	178,613	0.2%
Zambia	176,733	0.2%
Honduras	170,888	0.2%
China	168,504	0.2%
Ecuador	155,855	0.2%
Australia	155,027	0.2%
Austria	122,216	0.2%
Slovenia	117,858	0.2%
Israel	116,573	0.2%
Ireland	116,545	0.2%
Belgium	115,857	0.2%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Finland	$115,768	0.2%
Ghana	111,591	0.1%
Czech Republic	110,928	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	9,380	0.0%
Short-Term Investments and Other Liabilities—Net	27,157	0.1%
	$73,935,373	100.0%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	7	Canadian Bond, 5 Year	$558,861	$(4,223)
9/2026	17	Euro-Bobl	2,231,668	(17,966)
9/2026	15	Euro-Schatz	1,824,081	(4,238)
9/2026	1	Long Gilt	116,567	(1,936)
9/2026	5	U.S. Treasury Long Bond	541,563	(20,465)
9/2026	23	U.S. Treasury Note, 2 Year	4,729,016	(19,226)
9/2026	38	U.S. Treasury Note, 5 Year	4,027,109	(31,610)
Total Long Positions			$14,028,865	$(99,664)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	1	Euro-Bund	$(143,406)	$1,972
9/2026	1	Euro-Buxl	(122,026)	3,529
9/2026	3	Euro-Oat	(405,205)	7,922
9/2026	11	U.S. Treasury Note, 10 Year	(1,188,000)	13,446
9/2026	13	U.S. Treasury Note, Ultra 10 Year	(1,426,141)	29,978
Total Short Positions			$(3,284,778)	$56,847
Total Futures				$(42,817)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	121,989	GBP	104,523	SCB	10/15/2026	$201
EUR	81,592	USD	93,560	GSI	10/15/2026	796
EUR	41,867	USD	47,759	SSB	10/15/2026	657
Total unrealized appreciation						$1,654
USD	957,229	EUR	834,107	JPM	10/15/2026	(7,356)
USD	6,392	EUR	5,590	SCB	10/15/2026	(73)
USD	570,181	EUR	500,000	SCB	10/15/2026	(8,033)
USD	1,288,807	EUR	1,129,605	SCB	10/15/2026	(17,500)
USD	76,523	EUR	66,651	SSB	10/15/2026	(555)
USD	102,444	EUR	89,287	SSB	10/15/2026	(810)
USD	1,012,461	EUR	883,021	UBS	10/15/2026	(8,689)
USD	7,274,553	EUR	6,344,522	UBS	10/15/2026	(62,433)
USD	401,904	GBP	300,000	JPM	10/15/2026	(2,420)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	133,302	GBP	100,042	SSB	10/15/2026	$(1,529)
USD	404,093	GBP	302,613	UBS	10/15/2026	(3,752)
Total unrealized depreciation						$(113,150)
Total net unrealized depreciation						$(111,496)
Credit default swap contracts ("credit default swaps")
At July 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 45.V4	940,685	5.00%	3M	12/20/2030	$60,942	$10,675	$5,226	$76,843
ICE CC	CDX North America High Yield Index, Ser. 46.V3	434,726	5.00%	3M	6/20/2031	$16,103	16,789	2,415	35,307
Total						$77,045	$27,464	$7,641	$112,150

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,294,333	$—	$3,294,333
Asset-Backed Securities#	—	8,782,290	—	8,782,290
Corporate Bonds#	—	46,976,086	—	46,976,086
Loan Assignments
Independent Power & Renewable Electricity Producers	—	—	521,454	521,454
IT Services	—	496,705	486,344	983,049
Specialty Retail	—	—	498,750	498,750
Other Loan Assignments#	—	8,821,454	—	8,821,454
Total Loan Assignments	—	9,318,159	1,506,548	10,824,707
Foreign Government Securities	—	4,030,800	—	4,030,800
Short-Term Investments	—	350,123	—	350,123
Total Investments	$—	$72,751,791	$1,506,548	$74,258,339

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Loan Assignments(1)	$498	$1	$—	$(9)	$1,021	$(4)	$—	$—	$1,507	$(9)
Total	$498	$1	$—	$(9)	$1,021	$(4)	$—	$—	$1,507	$(9)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$56,847	$—	$—	$56,847
Liabilities	(99,664)	—	—	(99,664)
Forward FX Contracts@
Assets	—	1,654	—	1,654
Liabilities	—	(113,150)	—	(113,150)
Swaps
Assets	—	112,150	—	112,150
Total	$(42,817)	$654	$—	$(42,163)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)
July 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes
$31,950,000	3.38%, due 12/31/2027	$31,573,090
15,565,000	3.50%, due 1/31/2028	15,396,582
Total U.S. Treasury Obligations (Cost $47,428,701)		46,969,672

Mortgage-Backed Securities 33.8%
Collateralized Mortgage Obligations 19.9%
A&D Mortgage Trust
600,084	Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	600,477 (a)
1,420,198	Series 2025-NQM5, Class A1, 5.12%, due 12/25/2070	1,407,430 (a)
2,239,860	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	2,207,260 (a)(b)
2,453,123	Series 2026-NQM3, Class A1, 5.08%, due 4/25/2071	2,429,202 (a)(b)
2,563,054	Series 2026-NQM4, Class A3, 5.93%, due 6/25/2071	2,557,360 (a)
498,389	Angel Oak Mortgage Trust, Series 2025-10, Class A3, 5.37%, due 9/25/2070	493,416 (a)
Aspire Mortgage Trust
1,707,372	Series 2026-1, Class A3, 5.21%, due 1/25/2066	1,685,607 (a)
1,074,301	Series 2026-3, Class A3, 5.66%, due 5/25/2066	1,070,242 (a)
BRAVO Residential Funding Trust
176,311	Series 2025-NQM5, Class A3, 5.80%, due 2/25/2065	175,918 (a)
1,828,349	Series 2026-NQM2, Class A3, 5.03%, due 11/25/2065	1,797,807 (a)
2,751,035	Series 2026-NQM6, Class A3, 5.78%, due 5/25/2066	2,742,054 (a)
Chase Home Lending Mortgage Trust
77,892	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	77,828 (a)(b)
148,507	Series 2024-4, Class A6, 6.00%, due 3/25/2055	148,509 (a)(b)
60,576	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	60,430 (a)(b)
228,415	Series 2024-11, Class A4, 6.00%, due 11/25/2055	228,663 (a)(b)
477,171	Series 2025-1, Class A4, 6.00%, due 11/25/2055	475,712 (a)(b)
678,584	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	675,114 (a)(b)
COLT Mortgage Loan Trust
562,952	Series 2021-5, Class A1, 1.73%, due 11/26/2066	506,968 (a)(b)
110,420	Series 2024-2, Class A3, 6.43%, due 4/25/2069	110,689 (a)
185,000	Series 2025-6, Class M1, 6.27%, due 8/25/2070	184,808 (a)(b)
1,564,190	Series 2026-1, Class A1, 4.76%, due 2/25/2071	1,541,018 (a)(b)
709,000	Series 2026-5, Class A3, 5.66%, due 7/27/2071	706,126 (a)
Connecticut Avenue Securities Trust
85,030	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 10/25/2041	85,083 (a)(c)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.72%, due 10/25/2041	517,406 (a)(c)
796,080	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.27%, due 12/25/2041	797,577 (a)(c)
1,343,602	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 6.62%, due 1/25/2042	1,355,912 (a)(c)
1,125,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.72%, due 3/25/2042	1,139,004 (a)(c)
2,856,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.12%, due 3/25/2042	2,901,644 (a)(c)
1,000,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.47%, due 5/25/2042	1,022,735 (a)(c)
1,487,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 9.97%, due 5/25/2042	1,548,339 (a)(c)
1,070,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.27%, due 6/25/2042	1,103,338 (a)(c)
130,000	Series 2022-R07, Class 1B1, (30 day USD SOFR Average + 6.80%), 10.42%, due 6/25/2042	136,135 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.22%, due 7/25/2042	80,959 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.22%, due 7/25/2042	454,024 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 6.97%, due 1/25/2043	$251,570 (a)(c)
1,550,000	Series 2023-R03, Class 2M2, (30 day USD SOFR Average + 3.90%), 7.52%, due 4/25/2043	1,615,730 (a)(c)
1,400,000	Series 2023-R08, Class 1B1, (30 day USD SOFR Average + 3.55%), 7.17%, due 10/25/2043	1,459,500 (a)(c)
486,000	Series 2024-R02, Class 1M2, (30 day USD SOFR Average + 1.80%), 5.42%, due 2/25/2044	489,885 (a)(c)
525,000	Series 2024-R03, Class 2B1, (30 day USD SOFR Average + 2.80%), 6.42%, due 3/25/2044	540,916 (a)(c)
1,000,000	Series 2025-R01, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 1/25/2045	1,001,554 (a)(c)
874,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.32%, due 1/25/2045	875,385 (a)(c)
535,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2045	536,497 (a)(c)
500,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.57%, due 2/25/2045	504,332 (a)(c)
225,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 5/25/2045	225,476 (a)(c)
1,260,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 7/25/2045	1,263,998 (a)(c)
2,826,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 9/25/2045	2,841,730 (a)(c)
1,159,000	Series 2026-R01, Class 2M2, (30 day USD SOFR Average + 1.35%), 4.97%, due 1/25/2046	1,156,374 (a)(c)
2,368,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 2/25/2046	2,374,418 (a)(c)
2,691,000	Series 2026-R03, Class 2M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 4/25/2046	2,705,829 (a)(c)
Cross Mortgage Trust
804,472	Series 2025-H3, Class A1, 5.88%, due 4/25/2070	807,951 (a)(b)
1,161,391	Series 2025-H8, Class A2, 5.26%, due 11/25/2070	1,152,533 (a)
2,405,242	Series 2026-NQM5, Class A3, 5.60%, due 3/25/2071	2,389,675 (a)
2,410,804	Series 2026-NQM6, Class A2, 5.52%, due 5/25/2071	2,389,154 (a)
2,752,672	Series 2026-NQM7, Class A2, 5.66%, due 6/25/2071	2,743,896 (a)
EFMT
190,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	188,525 (a)(b)
929,334	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	918,473 (a)
2,765,878	Series 2026-NQM7, Class A3, 5.90%, due 7/25/2071	2,759,157 (a)
540,600	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	472,867 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
2,190,156	Series 5646, Class FQ, (30 day USD SOFR Average + 0.90%), 4.52%, due 10/25/2053	2,176,950 (c)
2,156,354	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 4.92%, due 8/25/2054	2,176,571 (c)
1,328,982	Series 5452, Class DF, (30 day USD SOFR Average + 1.25%), 4.87%, due 9/25/2054	1,339,550 (c)
498,567	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.72%, due 11/25/2054	498,483 (c)
552,683	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.77%, due 11/25/2054	555,633 (c)
5,873,348	Series 5470, Class FH, (30 day USD SOFR Average + 1.20%), 4.82%, due 11/25/2054	5,913,450 (c)
739,560	Series 5473, Class FN, (30 day USD SOFR Average + 1.25%), 4.87%, due 11/25/2054	745,375 (c)
1,409,756	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 4.97%, due 11/25/2054	1,415,959 (c)
668,419	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.02%, due 12/25/2054	676,917 (c)
2,727,469	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.82%, due 3/25/2055	2,730,485 (c)
896,856	Series 5517, Class HF, (30 day USD SOFR Average + 1.35%), 4.97%, due 3/25/2055	904,277 (c)
709,601	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/25/2055	717,441 (c)
4,303,885	Series 5534, Class FD, (30 day USD SOFR Average + 1.25%), 4.87%, due 5/25/2055	4,324,653 (c)
1,035,382	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.17%, due 5/25/2055	1,053,634 (c)
1,075,971	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.22%, due 5/25/2055	1,084,526 (c)
2,282,435	Series 5575, Class FG, (30 day USD SOFR Average + 1.30%), 4.92%, due 9/25/2055	2,291,645 (c)
2,248,268	Series 5596, Class FD, (30 day USD SOFR Average + 1.30%), 4.92%, due 11/25/2055	2,267,365 (c)
2,588,286	Series 5622, Class FA, (30 day USD SOFR Average + 1.10%), 4.72%, due 1/25/2056	2,588,849 (c)
6,952,133	Series 5645, Class FC, (30 day USD SOFR Average + 1.05%), 4.67%, due 4/25/2056	6,898,712 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
367,980	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 10/25/2041	368,427 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,000,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.02%, due 10/25/2041	$1,005,287 (a)(c)
1,511,482	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.02%, due 1/25/2042	1,519,508 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.37%, due 2/25/2042	414,130 (a)(c)
1,000,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.37%, due 2/25/2042	1,019,482 (a)(c)
2,963,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.87%, due 3/25/2042	3,039,979 (a)(c)
1,185,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.52%, due 4/25/2042	1,200,559 (a)(c)
1,147,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 7.97%, due 4/25/2042	1,174,680 (a)(c)
1,500,000	Series 2022-DNA4, Class M2, (30 day USD SOFR Average + 5.25%), 8.87%, due 5/25/2042	1,550,890 (a)(c)
108,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.12%, due 6/25/2042	111,412 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.17%, due 8/25/2042	341,963 (a)(c)
1,000,000	Series 2022-HQA3, Class M2, (30 day USD SOFR Average + 5.35%), 8.97%, due 8/25/2042	1,043,750 (a)(c)
1,180,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.37%, due 9/25/2042	1,243,532 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.57%, due 2/25/2044	867,258 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.32%, due 5/25/2044	507,209 (a)(c)
1,850,000	Series 2025-DNA1, Class M2, (30 day USD SOFR Average + 1.35%), 4.97%, due 1/25/2045	1,849,999 (a)(c)
1,005,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.27%, due 2/25/2045	1,010,651 (a)(c)
1,015,000	Series 2025-DNA2, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 5/25/2045	1,015,916 (a)(c)
863,000	Series 2025-DNA3, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 9/25/2045	865,604 (a)(c)
619,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 10/25/2045	622,041 (a)(c)
679,000	Series 2026-HQA1, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 5/25/2046	678,935 (a)(c)
326,255	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 5.93%, due 8/25/2030	330,311 (c)
Federal National Mortgage Association REMIC
688,909	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.77%, due 3/25/2054	692,520 (c)
3,058,130	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.07%, due 8/25/2054	3,101,927 (c)
1,071,393	Series 2025-7, Class FD, (30 day USD SOFR Average + 1.00%), 4.62%, due 9/25/2054	1,073,405 (c)
6,130,168	Series 2024-73, Class FA, (30 day USD SOFR Average + 1.25%), 4.87%, due 10/25/2054	6,173,212 (c)
1,967,275	Series 2024-102, Class FC, (30 day USD SOFR Average + 1.45%), 5.07%, due 1/25/2055	1,994,643 (c)
710,877	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.47%, due 2/25/2055	722,118 (c)
1,079,693	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.62%, due 2/25/2055	1,101,250 (c)
808,747	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.32%, due 5/25/2055	817,598 (c)
3,084,849	Series 2025-86, Class FA, (30 day USD SOFR Average + 1.20%), 4.82%, due 10/25/2055	3,105,713 (c)
GCAT Trust
283,969	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	236,636 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$155,945	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	$155,785 (a)
116,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	115,878 (a)(b)
Government National Mortgage Association REMIC
855,828	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 4.82%, due 11/20/2054	861,123 (c)
794,974	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 4.82%, due 11/20/2054	800,620 (c)
637,328	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.22%, due 1/20/2055	642,707 (c)
3,851,415	Series 2025-51, Class FB, (30 day USD SOFR Average + 1.15%), 4.77%, due 3/20/2055	3,863,489 (c)
4,758,080	Series 2025-178, Class FM, (30 day USD SOFR Average + 1.26%), 4.88%, due 10/20/2055	4,769,597 (c)
2,873,681	Series 2025-196, Class JF, (30 day USD SOFR Average + 1.25%), 4.87%, due 11/20/2055	2,884,713 (c)
4,878,238	Series 2025-211, Class FD, (30 day USD SOFR Average + 1.10%), 4.72%, due 12/20/2055	4,859,836 (c)
515,773	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	513,476 (a)(b)
HOMES Trust
655,967	Series 2026-NQM4, Class A2, 5.66%, due 6/25/2061	654,322 (a)
822,528	Series 2025-NQM4, Class A1, 5.22%, due 8/25/2070	816,891 (a)
2,427,518	Series 2026-NQM3, Class A2, 5.47%, due 4/27/2071	2,406,947 (a)
JP Morgan Mortgage Trust
170,253	Series 2025-2, Class A4, 6.00%, due 7/25/2055	170,070 (a)(b)
131,389	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	131,319 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	193,182 (a)(b)
194,668	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	194,192 (a)
650,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	646,163 (a)(b)
1,546,653	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	1,528,208 (a)(b)
2,617,549	Series 2026-NQM3, Class A1, 5.48%, due 10/25/2066	2,606,404 (a)(b)
1,200,000	Series 2026-NQM4, Class A3, 6.03%, due 12/1/2066	1,202,506 (a)
LHOME Mortgage Trust
354,000	Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	354,446 (a)
1,900,000	Series 2026-RTL1, Class A1, 4.91%, due 1/25/2041	1,883,325 (a)
1,456,316	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	1,441,548 (a)(b)
Morgan Stanley Residential Mortgage Loan Trust
359,290	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	356,516 (a)
250,189	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	250,129 (a)(b)
132,671	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	132,815 (a)
670,076	Series 2025-NQM6, Class A3, 5.71%, due 7/25/2070	667,212 (a)
943,184	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	934,675 (a)(b)
287,766	Series 2025-NQM10, Class A3, 5.42%, due 11/25/2070	285,174 (a)
1,389,184	Series 2026-DSC1, Class A3, 5.17%, due 1/25/2071	1,362,983 (a)
2,427,672	Series 2026-DSC2, Class A1, 5.44%, due 4/27/2071	2,415,444 (a)(b)
New Residential Mortgage Loan Trust
453,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	452,262 (a)
128,887	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	122,386 (a)(b)
585,584	Series 2025-NQM4, Class A1, 5.35%, due 7/25/2065	582,412 (a)(b)
500,000	Series 2025-NQM6, Class M1, 5.81%, due 10/25/2065	494,479 (a)(b)
775,888	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	771,065 (a)(b)
360,867	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	355,273 (a)(b)
360,869	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	355,596 (a)
1,384,875	Series 2026-NQM2, Class A1, 4.74%, due 12/25/2065	1,360,177 (a)(b)
1,783,470	Series 2026-NQM4, Class A3, 5.36%, due 2/25/2066	1,762,535 (a)
435,000	Series 2026-NQM3, Class M1, 5.42%, due 2/25/2066	424,802 (a)(b)
994,063	Series 2026-NQM6, Class A3, 5.60%, due 5/25/2066	986,753 (a)
1,450,000	Series 2026-NQM8, Class M1, 5.99%, due 8/25/2066	1,438,430 (a)(b)
205,244	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	203,990 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
NYMT Loan Trust
$2,649,524	Series 2026-INV3, Class A1, 5.31%, due 6/27/2061	$2,632,956 (a)(b)
325,710	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	325,412 (a)
OBX Trust
122,517	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	122,644 (a)
136,555	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	136,693 (a)
1,598,739	Series 2026-R2, Class A2, 5.61%, due 3/25/2063	1,585,627 (a)
907,289	Series 2026-R2, Class A3, 5.71%, due 3/25/2063	899,844 (a)
158,187	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	157,506 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	189,140 (a)(b)
485,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	485,154 (a)(b)
746,034	Series 2025-NQM16, Class A3, 5.21%, due 8/25/2065	736,839 (a)
522,255	Series 2025-NQM17, Class A3, 5.24%, due 8/25/2065	515,044 (a)
1,133,956	Series 2025-NQM20, Class A2, 5.22%, due 10/25/2065	1,121,251 (a)
1,653,229	Series 2026-NQM1, Class A3, 5.17%, due 11/25/2065	1,631,238 (a)
1,159,696	Series 2026-NQM2, Class A3, 5.14%, due 12/1/2065	1,143,504 (a)
1,460,388	Series 2026-NQM5, Class A1, 5.32%, due 1/25/2066	1,452,296 (a)(b)
1,333,333	Series 2026-NQM4, Class A3, 5.53%, due 2/25/2066	1,323,406 (a)
2,225,058	Series 2026-NQM9, Class A3, 5.62%, due 4/25/2066	2,216,226 (a)
1,625,482	Series 2026-NQM8, Class A1, 5.30%, due 5/25/2066	1,618,250 (a)(b)
PRKCM Trust
1,291,138	Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,281,766 (a)(b)
1,458,138	Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	1,441,375 (a)(b)
2,080,841	Series 2026-AFC2, Class A1, 5.37%, due 4/25/2061	2,071,875 (a)(b)
1,684,783	Series 2026-AFC3, Class A1, 5.38%, due 5/1/2061	1,675,008 (a)(b)
616,336	Series 2026-AFC3, Class A3, 5.69%, due 5/1/2061	611,656 (a)
2,752,927	Series 2026-AFC4, Class A3, 5.80%, due 7/25/2061	2,744,206 (a)
697,877	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	694,937 (a)(b)
2,357,886	Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A3, 5.48%, due 3/25/2066	2,335,012 (a)
Sequoia Mortgage Trust
14,991	Series 2024-2, Class A10, 5.90%, due 3/25/2054	14,957 (a)(b)
27,600	Series 2024-4, Class A10, 6.00%, due 5/25/2054	27,550 (a)(b)
SG Residential Mortgage Trust
320,633	Series 2021-2, Class A1, 1.74%, due 12/25/2061	270,499 (a)(b)
646,798	Series 2026-4, Class A1, 5.51%, due 7/1/2066	644,902 (a)(b)
2,519,000	Structured Agency Credit Risk, Series 2026-DNA1, Class M2, (30 day USD SOFR Average + 1.30%), 4.92%, due 2/25/2046	2,521,887 (a)(c)
568,671	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	534,444 (a)
Verus Securitization Trust
211,266	Series 2021-3, Class A3, 1.44%, due 6/25/2066	186,471 (a)(b)
252,615	Series 2021-6, Class A3, 1.89%, due 10/25/2066	217,191 (a)(b)
1,225,926	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	1,212,712 (a)(b)
827,717	Series 2026-R1, Class A3, 5.19%, due 10/25/2067	812,132 (a)
230,000	Series 2026-R1, Class M1, 5.69%, due 10/25/2067	226,654 (a)(b)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	191,250 (a)(b)
130,929	Series 2024-7, Class A1, 5.10%, due 9/25/2069	130,195 (a)(b)
387,410	Series 2024-7, Class A3, 5.40%, due 9/25/2069	385,368 (a)
503,194	Series 2025-3, Class A2, 5.78%, due 5/25/2070	503,468 (a)
481,629	Series 2025-3, Class A3, 5.93%, due 5/25/2070	482,218 (a)
396,909	Series 2025-6, Class A3, 5.72%, due 7/25/2070	395,647 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$656,409	Series 2025-11, Class A1, 4.91%, due 11/25/2070	$648,282 (a)(b)
656,413	Series 2025-11, Class A3, 5.27%, due 11/25/2070	649,593 (a)
217,268	Series 2026-1, Class A1, 4.86%, due 1/25/2071	215,005 (a)(b)
560,571	Series 2026-1, Class A3, 5.22%, due 1/25/2071	555,721 (a)
361,000	Series 2026-1, Class M1, 5.67%, due 1/25/2071	355,109 (a)(b)
837,427	Series 2026-4, Class A3, 5.48%, due 4/25/2071	830,498 (a)
2,121,704	Series 2026-5, Class A1, 5.36%, due 5/25/2071	2,115,644 (a)(b)
1,500,000	Series 2026-6, Class M1, 5.99%, due 7/27/2071	1,493,247 (a)(b)
242,032,603
Commercial Mortgage-Backed 6.8%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	222,525 (a)
1301 Trust
328,000	Series 2025-1301, Class B, 5.30%, due 8/11/2042	324,121 (a)(b)
405,000	Series 2025-1301, Class C, 5.64%, due 8/11/2042	400,240 (a)(b)
354,000	Series 2025-1301, Class D, 6.22%, due 8/11/2042	350,124 (a)(b)
397,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.77%, due 6/15/2040	398,227 (a)(c)
470,000	Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, due 7/5/2040	454,697 (a)(b)
615,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	623,540 (a)(b)
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.58%, due 8/15/2039	100,337 (a)(c)
BANK5
200,000	Series 2024-5YR5, Class C, 7.01%, due 2/15/2029	199,776 (b)
110,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	110,709 (b)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	250,676 (a)
127,000	Series 2024-5YR7, Class C, 7.10%, due 6/15/2057	129,184 (b)
163,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	142,977 (a)
1,035,000	Series 2026-5YR22, Class C, 5.96%, due 6/15/2059	1,024,925 (b)
BBCMS Mortgage Trust
390,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.60%, due 3/15/2037	368,582 (a)(c)
645,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 4.85%, due 3/15/2037	596,967 (a)(c)
470,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.32%, due 3/15/2037	421,004 (a)(c)
3,997,018	Series 2021-C11, Class XA, 1.32%, due 9/15/2054	187,644 (b)(d)
1,864,891	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	104,429 (b)(d)
1,143,000	BDS LLC, Series 2026-FL18, Class B, (1.70% - 1 mo. USD Term SOFR), 0.00%, due 2/19/2044	1,143,000 (a)(c)(e)
Benchmark Mortgage Trust
56,237	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	55,199
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	301,425
7,292,877	Series 2021-B30, Class XA, 0.78%, due 11/15/2054	239,122 (b)(d)
231,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	231,302 (b)
509,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	506,298 (b)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	87,600 (b)
529,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	539,918 (b)
1,344,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,300,082
755,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	737,397
BFLD Commercial Mortgage Trust
1,651,000	Series 2025-5MW, Class D, 6.37%, due 10/10/2042	1,658,968 (a)(b)
925,000	Series 2025-660F, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 11/15/2042	927,311 (a)(c)
BLP Commercial Mortgage Trust
325,889	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	325,887 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$650,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	$652,031 (a)(c)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.05%, due 11/15/2056	571,183 (b)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	187,633 (b)
434,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	436,064 (b)
BX Commercial Mortgage Trust
252,401	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.12%, due 2/15/2039	252,874 (a)(c)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2039	88,794 (a)(c)
136,933	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 2/15/2039	137,361 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 2/15/2039	191,027 (a)(c)
426,300	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 3/15/2041	428,831 (a)(c)
1,050,988	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 11/15/2041	1,053,944 (a)(c)
643,003	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.43%, due 11/15/2042	644,410 (a)(c)
850,844	Series 2026-XL6, Class D, (1 mo. USD Term SOFR + 2.10%), 5.78%, due 3/15/2043	855,098 (a)(c)
BX Trust
384,618	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	383,897 (a)(c)
686,165	Series 2026-CIP, Class C, (1 mo. USD Term SOFR + 1.65%), 5.33%, due 5/15/2038	687,880 (a)(c)
450,147	Series 2026-CIP, Class D, (1 mo. USD Term SOFR + 2.10%), 5.78%, due 5/15/2038	452,960 (a)(c)
1,767,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.28%, due 3/15/2039	1,752,657 (a)(c)
1,865,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.68%, due 3/15/2039	1,849,862 (a)(c)
306,634	Series 2025-LUNR, Class D, (1 mo. USD Term SOFR + 2.50%), 6.18%, due 6/15/2040	307,784 (a)(c)
200,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2041	199,876 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.32%, due 2/15/2041	333,902 (a)(c)
278,255	Series 2024-VLT4, Class B, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 6/15/2041	278,081 (a)(c)
1,083,275	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.57%, due 6/15/2041	1,072,886 (a)(c)
275,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	259,915 (a)
196,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	177,225 (a)(b)
288,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	270,990 (a)(b)
349,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	350,745 (a)(c)
1,742,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	1,723,327 (a)(b)
922,000	Series 2025-DELC, Class E, (1 mo. USD Term SOFR + 3.05%), 6.73%, due 12/15/2042	921,993 (a)(c)
1,000,000	Series 2026-CLS, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 5/15/2043	1,002,098 (a)(c)
470,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	469,996 (a)(c)
1,000,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 12/15/2044	997,499 (a)(c)
1,595,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	1,591,010 (a)(c)
1,545,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	1,512,677 (a)(b)
CHI Commercial Mortgage Trust
313,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	309,103 (a)(b)
785,000	Series 2025-SFT, Class B, 5.87%, due 4/15/2042	787,301 (a)(b)
741,000	Series 2025-SFT, Class D, 7.32%, due 4/15/2042	742,031 (a)(b)
Citigroup Commercial Mortgage Trust
400,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	403,811 (a)(b)
170,000	Series 2023-SMRT, Class C, 5.85%, due 6/12/2040	170,004 (a)(b)
COMM Mortgage Trust
170,000	Series 2018-HOME, Class A, 3.82%, due 4/10/2033	166,036 (a)(b)
501,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	506,823 (a)(b)
885,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	920,081 (a)(b)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.32%, due 8/15/2041	86,592 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	93,842 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,225,000	CRSNT Trust, Series 2026-MOON, Class C, (1 mo. USD Term SOFR + 1.80%), 5.48%, due 2/15/2043	$1,226,531 (a)(c)
325,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	279,358 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	199,776 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	214,738 (a)(b)
EQUS Mortgage Trust
905,760	Series 2021-EQAZ, Class A, (1 mo. USD Term SOFR + 1.02%), 4.70%, due 10/15/2038	905,477 (a)(c)
79,510	Series 2021-EQAZ, Class C, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 10/15/2038	79,485 (a)(c)
871,000	ESTN Trust, Series 2026-TOWN, Class C, 5.75%, due 5/12/2046	865,463 (a)(b)
Fashion Show Mall LLC
578,000	Series 2024-SHOW, Class B, 5.64%, due 10/10/2041	581,571 (a)(b)
610,000	Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	604,081 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	41,514 (b)(d)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
223,441	Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.47%, due 5/25/2044	225,585 (a)(c)
2,000,000	Series 2026-MN14, Class M1, (30 day USD SOFR Average + 1.70%), 5.32%, due 6/25/2046	2,003,020 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,458,296	Series KW03, Class X1, 0.76%, due 6/25/2027	19,871 (b)(d)
3,228,563	Series K095, Class X1, 0.94%, due 6/25/2029	72,608 (b)(d)
4,968,753	Series K096, Class X1, 1.11%, due 7/25/2029	135,991 (b)(d)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	153,464 (b)(d)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	146,161 (b)
306,000	GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.57%, due 5/10/2049	290,548 (b)
Hilton USA Trust
401,000	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	400,178 (a)(b)
300,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	298,887 (a)(b)
Hudson Yards Mortgage Trust
250,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	253,271 (a)(b)
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	101,446 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	101,737 (a)(b)
329,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	328,795 (a)(c)
IP Mortgage Trust
166,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	165,834 (a)(b)
133,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	133,301 (a)(b)
97,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	97,373 (a)(b)
IRV Trust
250,000	Series 2025-200P, Class A, 5.29%, due 3/14/2047	247,915 (a)(b)
256,000	Series 2025-200P, Class C, 5.73%, due 3/14/2047	250,367 (a)(b)
JP Morgan Chase Commercial Mortgage Securities Trust
260,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	221,650 (a)
181,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	136,836 (a)(b)
1,240,000	Series 2019-OSB, Class D, 3.78%, due 6/5/2039	1,130,515 (a)(b)
310,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C, 4.51%, due 2/15/2047	302,327 (b)
LBA Trust
1,445,000	Series 2026-LBA6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 7/15/2043	1,445,000 (a)(c)
600,000	Series 2026-LBA6, Class D, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 7/15/2043	600,000 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,269,000	LEX Trust, Series 2026-450, Class D, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 3/15/2043	$1,273,759 (a)(c)
MAD Commercial Mortgage Trust
615,000	Series 2025-11MD, Class C, 5.63%, due 10/15/2042	612,280 (a)(b)
1,626,000	Series 2025-11MD, Class D, 6.36%, due 10/15/2042	1,637,114 (a)(b)
446,000	Series 2025-11MD, Class E, 7.33%, due 10/15/2042	443,272 (a)(b)
Manhattan West Mortgage Trust
862,000	Series 2020-1MW, Class A, 2.13%, due 9/10/2039	835,378 (a)
508,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	488,609 (a)(b)
861,000	Series 2026-2MW, Class C, 5.73%, due 6/10/2048	846,302 (a)(b)
MF1 LLC
541,000	Series 2026-FL21, Class B, (1 mo. USD Term SOFR + 1.75%), 5.42%, due 2/18/2041	540,325 (a)(c)
541,000	Series 2026-FL21, Class C, (1 mo. USD Term SOFR + 1.95%), 5.62%, due 2/18/2041	540,325 (a)(c)
849,000	Series 2026-FL21, Class D, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 2/18/2041	848,733 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust
65,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	61,704 (b)
300,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	295,286 (b)
953,794	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.05%, due 12/15/2051	886,137 (b)
82,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.01%, due 12/15/2056	85,199 (b)
NXPT Commercial Mortgage Trust
921,000	Series 2024-STOR, Class C, 4.98%, due 11/5/2041	901,933 (a)(b)
316,650	Series 2024-STOR, Class D, 5.65%, due 11/5/2041	312,816 (a)(b)
390,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, due 2/10/2047	396,279 (a)(b)
NYC Commercial Mortgage Trust
260,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 4.89%, due 2/15/2042	259,837 (a)(c)
210,000	Series 2025-3BP, Class B, (1 mo. USD Term SOFR + 1.69%), 5.37%, due 2/15/2042	210,131 (a)(c)
940,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	942,350 (a)(c)
382,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	374,893 (a)(b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	149,664 (a)
360,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	343,881 (a)
150,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	142,158 (a)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.43%, due 7/15/2039	221,759 (a)(b)
253,000	Series 2024-APT, Class D, 7.00%, due 7/15/2039	255,434 (a)(b)
500,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.17%, due 12/15/2039	500,625 (a)(c)
1,638,000	PENN Commercial Mortgage Trust, Series 2025-P11, Class D, 7.38%, due 8/10/2042	1,680,650 (a)(b)
440,000	PFP Ltd., Series 2025-12, Class AS, (1 mo. USD Term SOFR + 1.74%), 5.41%, due 12/18/2042	440,853 (a)(c)
147,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	145,857 (a)(b)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, due 3/10/2033	299,618 (a)(b)
304,000	RIDE, Series 2025-SHRE, Class C, 6.12%, due 2/14/2047	304,198 (a)(b)
ROCK Trust
555,000	Series 2024-CNTR, Class B, 5.93%, due 11/13/2041	561,304 (a)
357,000	Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	367,677 (a)
SFO Commercial Mortgage Trust
482,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.86%), 5.54%, due 5/15/2038	481,397 (a)(c)
669,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 2.16%), 5.84%, due 5/15/2038	667,746 (a)(c)
311,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.76%), 6.44%, due 5/15/2038	310,320 (a)(c)
2,388,000	SLG Office Trust, Series 2026-OMA, Class C, 5.45%, due 4/15/2041	2,366,411 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$769,560	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	$768,117 (a)(c)
1,133,000	SPGN Trust, Series 2026-TFLM, Class C, (1 mo. USD Term SOFR + 1.80%), 5.48%, due 2/15/2041	1,129,457 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	100,125 (a)(c)
	TRTX Issuer Ltd.
945,107	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.87%, due 6/18/2043	948,977 (a)(c)
347,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.32%, due 6/18/2043	346,849 (a)(c)
154,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 6/18/2043	154,294 (a)(c)
343,762	UBS Commercial Mortgage Trust, Series 2018-C13, Class ASB, 4.24%, due 10/15/2051	342,053
	Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	125,126 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,216 (a)(b)
1,185,000	Series 2025-609M, Class C, (1 mo. USD Term SOFR + 2.34%), 6.02%, due 8/15/2042	1,176,182 (a)(c)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	361,869
3,100,404	Series 2019-C52, Class XA, 1.54%, due 8/15/2052	117,095 (b)(d)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	141,346 (b)
515,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class C, 6.03%, due 7/15/2040	517,558 (a)(b)
		83,368,479
Federal Home Loan Mortgage Corp. 3.2%
	Pass-Through Certificates
45,279	4.50%, due 11/1/2039	44,053
13,096,527	5.00%, due 11/1/2054 - 5/1/2056	12,650,453
13,590,925	5.50%, due 9/1/2052 - 6/1/2056	13,479,991
12,179,556	6.00%, due 3/1/2053 - 6/1/2056	12,330,977
		38,505,474
Federal National Mortgage Association 3.9%
	Pass-Through Certificates
66,445	4.50%, due 4/1/2039 - 5/1/2044	64,197
21,927,761	5.00%, due 4/1/2054 - 6/1/2056	21,195,785
19,605,198	5.50%, due 11/1/2052 - 1/1/2056	19,449,305
6,510,955	6.00%, due 10/1/2053 - 7/1/2055	6,595,096
		47,304,383
Total Mortgage-Backed Securities (Cost $416,700,863)		411,210,939
Asset-Backed Securities 18.8%
Automobiles 2.1%
725,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, due 3/15/2030	722,306
	Ally Bank Auto Credit-Linked Notes
559,001	Series 2025-B, Class A2, 4.31%, due 9/15/2033	556,068 (a)
545,496	Series 2026-A, Class D, 5.25%, due 3/15/2034	543,744 (a)
	Avis Budget Rental Car Funding AESOP LLC
250,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	250,228 (a)
265,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	261,044 (a)
	Bridgecrest Lending Auto Securitization Trust
329,000	Series 2025-4, Class C, 4.80%, due 8/15/2031	328,028
1,173,000	Series 2026-1, Class D, 4.99%, due 11/17/2031	1,154,654
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
Exeter Automobile Receivables Trust
$261,000	Series 2025-1A, Class C, 5.09%, due 5/15/2031	$262,313
608,000	Series 2025-1A, Class D, 5.49%, due 5/15/2031	613,206
1,450,000	Series 2026-1A, Class D, 5.00%, due 5/17/2032	1,428,189
935,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	931,496
GLS Auto Receivables Issuer Trust
420,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	421,707 (a)
542,000	Series 2025-4A, Class C, 4.74%, due 8/15/2031	538,078 (a)
352,000	Series 2025-4A, Class D, 5.13%, due 8/15/2031	347,730 (a)
2,763,000	Series 2026-2A, Class D, 5.38%, due 1/15/2032	2,747,723 (a)
GLS Auto Select Receivables Issuer Trust
1,171,000	Series 2025-4A, Class B, 4.52%, due 12/15/2031	1,160,098 (a)
515,000	Series 2026-3A, Class C, 5.18%, due 10/15/2032	513,426 (a)
1,750,000	Series 2026-2A, Class D, 5.68%, due 7/15/2033	1,754,371 (a)
530,000	Series 2026-3A, Class D, 5.55%, due 10/17/2033	527,903 (a)
GLS Auto Select Receivables Trust
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,669 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,238 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	72,237 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	148,369 (a)
Huntington Bank Auto Credit-Linked Notes
168,679	Series 2024-1, Class B1, 6.15%, due 5/20/2032	169,983 (a)
252,347	Series 2024-2, Class B1, 5.44%, due 10/20/2032	253,205 (a)
291,000	Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, due 4/16/2029	289,212
936,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	929,381 (a)
206,090	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	205,847 (a)
Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	87,492
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	452,120
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	447,380
SCCU Auto Receivables Trust
190,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	189,807 (a)
174,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	172,287 (a)
113,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	112,002 (a)
SFS Auto Receivables Securitization Trust
540,000	Series 2025-3A, Class A3, 4.12%, due 4/21/2031	537,263 (a)
540,000	Series 2024-3A, Class A4, 4.60%, due 11/20/2031	540,208 (a)
421,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	425,614 (a)
543,000	Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3, 3.84%, due 6/17/2030	538,482
608,993	U.S. Bank NA, Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	598,571 (a)
Westlake Automobile Receivables Trust
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	225,934 (a)
313,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	312,981 (a)
468,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	466,872 (a)
1,526,000	Series 2026-2A, Class D, 5.25%, due 3/15/2032	1,516,738 (a)
1,419,000	Series 2026-P2, Class D, 5.35%, due 9/15/2033	1,413,974 (a)
725,000	World Omni Auto Receivables Trust, Series 2025-D, Class A3, 3.95%, due 3/17/2031	719,512
26,005,690
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Home Equity 0.8%
$301,978	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	$302,287 (a)
JP Morgan Mortgage Trust
110,732	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/20/2054	110,903 (a)(c)
97,465	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.72%, due 5/20/2054	97,808 (a)(c)
250,258	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.12%, due 8/25/2054	250,718 (a)(c)
72,400	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.62%, due 8/25/2054	72,715 (a)(c)
545,129	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 4.77%, due 7/20/2055	545,461 (a)(c)
1,075,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.07%, due 3/20/2056	1,076,224 (a)(c)
490,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/20/2056	491,392 (a)(c)
395,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.72%, due 3/20/2056	396,113 (a)(c)
614,625	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2055	617,188 (a)(c)
RCKT Mortgage Trust
738,132	Series 2025-CES8, Class A1A, 5.15%, due 8/25/2055	734,047 (a)
410,088	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	405,894 (a)
838,635	Series 2025-CES10, Class A1B, 5.00%, due 11/25/2055	826,468 (a)
1,065,526	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	1,053,612 (a)
221,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	217,497 (a)
Towd Point Mortgage Trust
236,403	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	236,395 (a)
371,167	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	371,656 (a)
1,296,275	Series 2026-CES1, Class A1, 4.96%, due 1/25/2066	1,280,957 (a)
9,087,335
Other 15.3%
2,970,000	AASET Ltd., Series 2026-1A, Class A1, 5.65%, due 7/16/2051	2,969,987 (a)(f)
1,333,852	AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, due 2/16/2050	1,306,993 (a)
561,760	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	561,929 (a)
3,000,000	Abry Liquid Credit CLO Ltd., Series 2026-3A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.96%, due 4/20/2039	3,003,435 (a)(c)
AGL CLO 46 Ltd.
2,500,000	Series 2025-46A, Class A1, (3 mo. USD Term SOFR + 1.19%), 4.92%, due 1/22/2039	2,499,637 (a)(c)
2,500,000	Series 2025-46A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.28%, due 1/22/2039	2,488,722 (a)(c)
3,000,000	AIMCO CLO 27 Ltd., Series 2026-27A, Class A1, (3 mo. USD Term SOFR + 1.14%), 4.82%, due 4/20/2039	2,998,017 (a)(c)
361,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	361,528 (a)
1,000,000	Apidos CLO LVII, Series 2026-57A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.17%, due 7/20/2039	999,919 (a)(c)
Apidos CLO XLVI Ltd.
2,500,000	Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 4.98%, due 10/24/2038	2,500,639 (a)(c)
2,500,000	Series 2023-46A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.38%, due 10/24/2038	2,503,101 (a)(c)
2,700,000	Arini U.S. CLO IV Ltd., Series 4A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.70%, due 1/15/2039	2,708,744 (a)(c)
Arini U.S. CLO VIII Ltd.
1,500,000	Series 8A, Class A, (1.24% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	1,499,992 (a)(c)(e)
1,500,000	Series 8A, Class D, (2.65% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2039	1,500,052 (a)(c)(e)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2025-4A, Class A1, (3 mo. USD Term SOFR + 1.24%), 4.99%, due 1/17/2039	2,002,226 (a)(c)
1,250,000	Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.60%), 6.35%, due 1/17/2039	1,253,690 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Barings Equipment Finance LLC
$918,000	Series 2025-A, Class A3, 4.82%, due 8/13/2032	$921,508 (a)
543,000	Series 2025-B, Class A3, 4.13%, due 10/13/2032	535,056 (a)
1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D1RR, (3 mo. USD Term SOFR + 2.70%), 6.45%, due 10/15/2038	998,636 (a)(c)
2,000,000	Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class D1R, (3 mo. USD Term SOFR + 2.40%), 6.21%, due 1/25/2039	1,987,828 (a)(c)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 5.12%, due 1/25/2038	1,302,810 (a)(c)
Blue Stream Issuer LLC
300,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	300,500 (a)
180,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	180,100 (a)
Business Jet Securities LLC
401,949	Series 2024-1A, Class A, 6.20%, due 5/15/2039	405,594 (a)
1,277,920	Series 2026-1A, Class A, 5.46%, due 6/15/2041	1,271,253 (a)
Castlelake Aircraft Structured Trust
276,030	Series 2025-1A, Class B, 6.50%, due 2/15/2050	275,490 (a)
479,271	Series 2025-2A, Class A, 5.47%, due 8/15/2050	476,654 (a)
1,427,139	Series 2026-2A, Class A, 5.33%, due 4/15/2051	1,408,272 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	100,483 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	101,123 (a)
67,865	Series 2023-2, Class A2, 6.28%, due 4/14/2032	68,295 (a)
1,182,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	1,164,943 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	210,545 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	134,724 (a)
Compass Datacenters Issuer II LLC
370,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	371,028 (a)
630,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	635,065 (a)
577,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	568,810 (a)
Compass Datacenters Issuer III LLC
817,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	800,008 (a)
614,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	597,455 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
137,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	138,236 (a)
1,675,000	Series 2025-1A, Class B, 6.51%, due 5/20/2055	1,688,718 (a)
452,000	Series 2026-1A, Class B, 5.42%, due 3/20/2056	439,036 (a)
CyrusOne Data Centers Issuer I LLC
912,665	Series 2023-1A, Class B, 5.45%, due 4/20/2048	904,270 (a)
678,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	679,114 (a)
745,000	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	716,260 (a)
1,174,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	1,110,653 (a)
Dell Equipment Finance Trust
640,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	643,129 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	171,095 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 6.64%, due 4/18/2031	999,802 (a)(c)
1,625,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.09%, due 10/15/2038	1,627,909 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$246,608	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	$252,486 (a)
2,000,000	Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3 mo. USD Term SOFR + 1.14%), 4.89%, due 4/17/2038	1,996,503 (a)(c)
1,500,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class D, (3 mo. USD Term SOFR + 2.80%), 6.53%, due 7/20/2038	1,499,881 (a)(c)
1,300,000	Flatiron CLO 26 Ltd., Series 2024-4A, Class A, (3 mo. USD Term SOFR + 1.33%), 5.08%, due 1/15/2038	1,302,122 (a)(c)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.21%, due 10/20/2034	435,167 (a)(c)
Foundation Finance Trust
239,020	Series 2024-2A, Class A, 4.60%, due 3/15/2050	236,209 (a)
976,218	Series 2024-2A, Class B, 4.93%, due 3/15/2050	968,956 (a)
72,152	Series 2024-2A, Class D, 6.59%, due 3/15/2050	72,734 (a)
346,255	Series 2025-1A, Class A, 4.95%, due 4/15/2050	344,009 (a)
288,191	Series 2025-2A, Class A, 4.67%, due 4/15/2052	284,650 (a)
1,039,685	Series 2025-3A, Class A, 4.56%, due 8/15/2052	1,026,335 (a)
1,985,000	Series 2026-1A, Class A, 4.98%, due 2/17/2053	1,977,080 (a)
2,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.98%, due 10/15/2038	2,001,540 (a)(c)
1,750,000	GoldenTree Loan Management U.S. CLO 19 Ltd., Series 2024-19A, Class DR, (3 mo. USD Term SOFR + 2.30%), 6.03%, due 7/20/2039	1,739,772 (a)(c)
2,000,000	GoldenTree Loan Management U.S. CLO 27 Ltd., Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.92%, due 1/20/2039	2,000,482 (a)(c)
GreatAmerica Leasing Receivables Funding LLC
318,000	Series 2025-1, Class A3, 4.49%, due 4/16/2029	318,095 (a)
542,000	Series 2025-2, Class A3, 4.14%, due 12/17/2029	537,117 (a)
GreenSky Home Improvement Issuer Trust
2,595,000	Series 2026-REV1, Class A, 4.93%, due 5/15/2041	2,587,380 (a)
183,987	Series 2025-1A, Class B, 5.39%, due 3/25/2060	184,343 (a)
557,517	Series 2025-2A, Class B, 5.07%, due 6/25/2060	554,680 (a)
108,081	Series 2025-2A, Class C, 5.26%, due 6/25/2060	107,302 (a)
90,067	Series 2025-2A, Class D, 5.56%, due 6/25/2060	89,432 (a)
GreenSky Home Improvement Trust
149,194	Series 2024-1, Class A4, 5.67%, due 6/25/2059	150,677 (a)
254,447	Series 2024-1, Class B, 5.87%, due 6/25/2059	256,893 (a)
415,424	Series 2024-1, Class D, 7.33%, due 6/25/2059	424,893 (a)
Hilton Grand Vacations Trust
42,259	Series 2022-2A, Class A, 4.30%, due 1/25/2037	41,926 (a)
134,981	Series 2022-2A, Class B, 4.74%, due 1/25/2037	134,404 (a)
52,655	Series 2023-1A, Class C, 6.94%, due 1/25/2038	53,835 (a)
111,658	Series 2024-2A, Class C, 5.99%, due 3/25/2038	112,776 (a)
65,592	Series 2024-1B, Class A, 5.75%, due 9/15/2039	66,460 (a)
48,540	Series 2024-1B, Class B, 5.99%, due 9/15/2039	49,251 (a)
26,238	Series 2024-1B, Class C, 6.62%, due 9/15/2039	26,657 (a)
164,867	Series 2024-3A, Class A, 4.98%, due 8/27/2040	165,071 (a)
450,398	Series 2025-1A, Class C, 5.52%, due 5/27/2042	450,830 (a)
2,133,147	Series 2026-1A, Class C, 5.36%, due 2/25/2043	2,120,826 (a)
152,314	Series 2025-2A, Class C, 5.12%, due 5/25/2044	151,474 (a)
1,548,966	Series 2026-2A, Class C, 5.54%, due 3/27/2045	1,542,671 (a)
3,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3 mo. USD Term SOFR + 1.15%), 4.87%, due 4/24/2039	2,998,500 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,065,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	$1,068,471 (a)
1,620,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, due 2/25/2056	1,587,526 (a)
2,250,000	KKR CLO 63 Ltd., Series 2026-63A, Class A1, (3 mo. USD Term SOFR + 1.18%), 4.86%, due 4/20/2039	2,247,750 (a)(c)
436,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	437,013 (a)
Lightpath Fiber Issuer LLC
1,419,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	1,405,475 (a)
623,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	609,854 (a)
698,298	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	700,515 (a)
3,000,000	Magnetite LV Ltd., Series 2026-55A, Class A1, (3 mo. USD Term SOFR + 1.14%), 4.82%, due 4/15/2039	2,998,134 (a)(c)
MetroNet Infrastructure Issuer LLC
1,315,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	1,312,977 (a)
335,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	328,313 (a)
958,000	Series 2026-1A, Class A2, 5.27%, due 4/20/2056	946,714 (a)
MidOcean Credit CLO XXI
2,000,000	Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.26%), 4.99%, due 10/20/2038	2,002,901 (a)(c)
3,125,000	Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.53%, due 10/20/2038	3,141,616 (a)(c)
2,000,000	MidOcean Credit CLO XXII, Series 2026-22A, Class A1, (3 mo. USD Term SOFR + 1.18%), 4.91%, due 4/20/2038	1,999,626 (a)(c)
2,809,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	2,778,180 (a)
MVW LLC
855,140	Series 2021-2A, Class A, 1.43%, due 5/20/2039	817,242 (a)
78,214	Series 2021-2A, Class B, 1.83%, due 5/20/2039	74,710 (a)
28,847	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	28,173 (a)
120,431	Series 2024-2A, Class B, 4.58%, due 3/20/2042	118,999 (a)
77,495	Series 2024-2A, Class C, 4.92%, due 3/20/2042	75,891 (a)
105,801	Series 2025-1A, Class B, 5.21%, due 9/22/2042	105,739 (a)
86,087	Series 2025-1A, Class C, 5.75%, due 9/22/2042	86,124 (a)
81,564	Series 2024-1A, Class B, 5.51%, due 2/20/2043	82,370 (a)
45,776	Series 2024-1A, Class C, 6.20%, due 2/20/2043	46,228 (a)
949,053	Series 2026-1A, Class C, 5.36%, due 3/20/2043	938,471 (a)
494,928	Series 2025-2A, Class C, 4.97%, due 10/20/2044	483,552 (a)
154,500	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	153,810 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.13%, due 10/15/2037	1,202,272 (a)(c)
OCP CLO Ltd.
2,400,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.38%, due 1/20/2038	2,396,481 (a)(c)
2,500,000	Series 2025-48A, Class A, (3 mo. USD Term SOFR + 1.20%), 4.95%, due 12/15/2038	2,500,122 (a)(c)
2,500,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.20%, due 12/15/2038	2,490,353 (a)(c)
1,625,000	Series 2026-49A, Class D1, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 4/16/2039	1,619,843 (a)(c)
3,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.14%, due 2/20/2038	2,973,874 (a)(c)
1,250,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,261,295 (a)
3,750,000	Orion CLO Ltd., Series 2026-7A, Class A1, (3 mo. USD Term SOFR + 1.15%), 4.91%, due 4/20/2039	3,747,019 (a)(c)
1,933,000	Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, due 6/5/2056	1,921,125 (a)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.40%, due 1/15/2038	1,000,310 (a)(c)
906,139	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class C, 5.00%, due 9/15/2043	884,142 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
PK ALIFT Loan Funding 9 LP
$1,445,000	Series 2026-2, Class C, 5.65%, due 2/15/2044	$1,444,982 (a)(e)(f)
1,445,000	Series 2026-2, Class D, 6.29%, due 2/15/2044	1,444,983 (a)(e)(f)
QTS Issuer ABS II LLC
270,406	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	261,586 (a)
907,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	893,241 (a)
877,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	860,715 (a)
420,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	418,039 (a)
365,182	RCKT Trust, Series 2025-2A, Class A, 4.48%, due 11/27/2034	365,369 (a)
3,000,000	RR 7 Ltd., Series 2019-7AR, Class C1R2, (3 mo. USD Term SOFR + 2.60%), 6.38%, due 10/15/2039	3,000,000 (a)(c)(e)
Sierra Timeshare Receivables Funding LLC
717,243	Series 2022-1A, Class A, 3.05%, due 10/20/2038	715,052 (a)
52,519	Series 2022-1A, Class C, 3.94%, due 10/20/2038	52,424 (a)
59,352	Series 2023-1A, Class C, 7.00%, due 1/20/2040	60,554 (a)
56,679	Series 2023-2A, Class C, 7.30%, due 4/20/2040	58,201 (a)
32,080	Series 2022-2A, Class B, 5.04%, due 6/20/2040	32,129 (a)
50,503	Series 2023-3A, Class B, 6.44%, due 9/20/2040	51,572 (a)
290,180	Series 2024-2A, Class A, 5.14%, due 6/20/2041	290,372 (a)
61,583	Series 2024-2A, Class C, 5.83%, due 6/20/2041	61,922 (a)
128,453	Series 2024-3A, Class C, 5.32%, due 8/20/2041	127,650 (a)
179,999	Series 2025-1A, Class A, 4.81%, due 1/21/2042	179,065 (a)
2,052,468	Series 2026-1A, Class C, 5.19%, due 12/22/2042	2,024,118 (a)
122,076	Series 2024-1A, Class C, 5.94%, due 1/20/2043	122,766 (a)
174,515	Series 2025-2A, Class B, 4.93%, due 4/20/2044	173,397 (a)
113,462	Series 2025-2A, Class C, 5.32%, due 4/20/2044	112,593 (a)
158,194	Series 2025-3A, Class B, 4.64%, due 8/22/2044	156,156 (a)
206,868	Series 2025-3A, Class C, 4.98%, due 8/22/2044	203,066 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.12%, due 10/20/2037	1,002,000 (a)(c)
SoFi Consumer Loan Program Trust
904,000	Series 2026-1, Class D, 5.06%, due 12/26/2035	890,963 (a)
2,528,000	Series 2026-2, Class D, 5.37%, due 3/25/2036	2,504,709 (a)
977,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	969,926 (a)
Stack Infrastructure Issuer LLC
590,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	590,131 (a)
548,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	548,565 (a)
605,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	583,402 (a)
1,106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	1,088,161 (a)
2,000,000	Symphony CLO 51 Ltd., Series 2025-51A, Class A, (3 mo. USD Term SOFR + 1.22%), 5.06%, due 1/28/2039	2,000,267 (a)(c)
191,588	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	188,721 (a)
179,116	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	178,855 (a)
1,500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.03%, due 7/20/2038	1,503,561 (a)(c)
T-Mobile U.S. Trust
1,350,000	Series 2024-2A, Class A, 4.25%, due 5/21/2029	1,350,220 (a)
330,000	Series 2025-1A, Class A, 4.74%, due 11/20/2029	330,867 (a)
615,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	618,159 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 6.88%, due 10/20/2037	$1,508,674 (a)(c)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.40%, due 1/15/2039	1,000,053 (a)(c)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.99%, due 4/25/2038	2,396,694 (a)(c)
2,000,000	Trinitas CLO XXXV Ltd., Series 2026-35A, Class D1, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 1/22/2039	1,993,941 (a)(c)
Trinitas CLO XXXVII Ltd.
2,000,000	Series 2025-37A, Class A1, (3 mo. USD Term SOFR + 1.22%), 4.95%, due 1/22/2039	2,001,335 (a)(c)
1,000,000	Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.68%, due 1/22/2039	1,004,397 (a)(c)
Uniti Fiber ABS Issuer LLC
266,000	Series 2025-1A, Class A2, 5.88%, due 4/20/2055	268,067 (a)
735,000	Series 2025-1A, Class B, 6.37%, due 4/20/2055	740,968 (a)
Vantage Data Centers Issuer LLC
680,000	Series 2021-1A, Class A2, 2.17%, due 10/15/2046	676,438 (a)
896,000	Series 2025-2A, Class A2, 5.24%, due 11/15/2055	863,425 (a)
1,048,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	1,021,619 (a)
1,529,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 3/15/2056	1,481,834 (a)
Verizon Master Trust
965,000	Series 2025-7, Class A1A, 3.96%, due 8/20/2031	954,228
1,350,000	Series 2023-6, Class A, 5.35%, due 9/22/2031	1,371,042 (a)
91,005	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	91,341 (a)
3,000,000	Voya CLO Ltd., Series 2025-5A, Class A1, (3 mo. USD Term SOFR + 1.20%), 4.95%, due 1/15/2039	3,000,028 (a)(c)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class AR, (3 mo. USD Term SOFR + 1.23%), 4.96%, due 10/20/2038	1,200,303 (a)(c)
Wellington Management CLO 3 Ltd.
1,700,000	Series 2024-3AR, Class AR, (3 mo. USD Term SOFR + 1.24%), 5.05%, due 7/31/2039	1,700,008 (a)(c)
750,000	Series 2024-3AR, Class D1R, (3 mo. USD Term SOFR + 2.80%), 6.61%, due 7/31/2039	750,053 (a)(c)
240,549	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	237,699 (a)
Wireless PropCo Funding LLC
150,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	141,778 (a)
388,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	363,183 (a)
185,155,209
Real Estate Investment Trusts 0.0%‡
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	434,691 (a)
Student Loan 0.6%
Navient Private Education Refi Loan Trust
1,920,856	Series 2020-HA, Class A, 1.31%, due 1/15/2069	1,825,312 (a)
103,350	Series 2021-A, Class A, 0.84%, due 5/15/2069	94,746 (a)
338,786	Series 2021-BA, Class A, 0.94%, due 7/15/2069	308,862 (a)
164,891	Series 2020-FA, Class A, 1.22%, due 7/15/2069	155,444 (a)
1,256,830	Series 2021-CA, Class A, 1.06%, due 10/15/2069	1,136,707 (a)
2,316,695	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,056,560 (a)
335,054	Series 2021-FA, Class A, 1.11%, due 2/18/2070	295,228 (a)
971,942	Series 2021-GA, Class A, 1.58%, due 4/15/2070	870,278 (a)
587,971	Series 2024-A, Class A, 5.66%, due 10/15/2072	595,498 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
$490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	$470,065 (a)
		7,808,700
Total Asset-Backed Securities (Cost $229,532,887)		228,491,625

Corporate Bonds 33.7%
Advertising 0.1%
	Clear Channel Outdoor Holdings, Inc.
385,000	7.88%, due 4/1/2030	399,831 (a)
375,000	7.13%, due 2/15/2031	386,814 (a)
310,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	315,842 (a)
		1,102,487
Aerospace & Defense 1.1%
1,205,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,230,986 (a)
	Boeing Co.
3,880,000	2.70%, due 2/1/2027	3,848,240
5,885,000	6.30%, due 5/1/2029	6,095,499
	Bombardier, Inc.
285,000	7.25%, due 7/1/2031	296,848 (a)
265,000	7.00%, due 6/1/2032	273,035 (a)
915,000	Goat Holdco LLC, 6.75%, due 2/1/2032	929,671 (a)
	TransDigm, Inc.
215,000	4.88%, due 5/1/2029	211,188
670,000	6.63%, due 3/1/2032	681,209 (a)
		13,566,676
Agriculture 0.3%
3,685,000	Imperial Brands Finance PLC, 4.50%, due 6/30/2028	3,665,989 (a)
Airlines 0.5%
5,530,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	5,536,696
	United Airlines Holdings, Inc.
400,000	4.88%, due 3/1/2029	393,876
125,000	5.38%, due 3/1/2031	123,362
		6,053,934
Apparel 0.0%‡
500,000	VF Corp., 2.95%, due 4/23/2030	449,203
Auto Manufacturers 0.3%
470,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	464,944 (a)
	Nissan Motor Acceptance Co. LLC
440,000	5.63%, due 9/29/2028	437,384 (a)
565,000	6.13%, due 9/30/2030	551,783 (a)
1,600,000	Stellantis Financial Services U.S. Corp., 5.40%, due 6/15/2029	1,588,750 (a)
		3,042,861
Auto Parts & Equipment 0.3%
	Clarios Global LP/Clarios U.S. Finance Co.
480,000	6.75%, due 2/15/2030	492,190 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
$545,000	6.75%, due 9/15/2032	$549,094 (a)
690,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 4/15/2031	683,880 (a)
610,000	Forvia SE, 8.00%, due 6/15/2030	641,095 (a)
IHO Verwaltungs GmbH
530,000	6.38% Cash/7.13% PIK, due 5/15/2029	533,412 (a)(g)
250,000	7.75% Cash/8.50% PIK, due 11/15/2030	259,116 (a)(g)
ZF North America Capital, Inc.
440,000	6.88%, due 4/14/2028	447,922 (a)
390,000	7.13%, due 4/14/2030	392,522 (a)
10,000	7.50%, due 3/24/2031	10,070 (a)
4,009,301
Banks 11.4%
Bank of America Corp.
5,230,000	4.38%, due 1/27/2027	5,198,195 (h)(i)
7,165,000	2.55%, due 2/4/2028	7,094,868 (h)
4,660,000	4.62%, due 5/9/2029	4,649,425 (h)
5,300,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	5,263,798 (h)(i)
Barclays PLC
975,000	5.67%, due 3/12/2028	980,664 (h)
3,400,000	4.84%, due 9/10/2028	3,401,343 (h)
Citigroup, Inc.
5,240,000	4.15%, due 11/15/2026	5,230,833 (h)(i)
7,715,000	4.79%, due 3/4/2029	7,714,962 (h)
1,855,000	4.54%, due 9/19/2030	1,832,897 (h)
1,455,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 1/28/2028	1,456,308 (c)
Goldman Sachs Group, Inc.
5,240,000	4.13%, due 11/10/2026	5,216,852 (h)(i)
3,525,000	1.54%, due 9/10/2027	3,514,286 (h)
7,890,000	1.95%, due 10/21/2027	7,846,818 (h)
11,395,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	11,436,507 (h)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	753,104 (h)
2,065,000	5.09%, due 11/26/2028	2,074,636 (h)
2,305,000	M&T Bank Corp., 4.83%, due 1/16/2029	2,307,049 (h)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	815,459
3,980,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 4.91%, due 7/8/2031	4,028,397 (c)
Morgan Stanley
4,615,000	5.65%, due 4/13/2028	4,650,175 (h)
6,055,000	4.87%, due 7/12/2029	6,053,886 (h)
2,955,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	2,968,736 (h)
PNC Financial Services Group, Inc.
5,305,000	3.40%, due 9/15/2026	5,284,712 (h)(i)
975,000	4.08%, due 1/26/2029	965,728 (h)
11,590,000	Societe Generale SA, 5.37%, due 5/27/2032	11,527,740 (a)(h)
2,905,000	Truist Bank, 4.42%, due 7/24/2028	2,898,081 (h)
5,075,000	Truist Financial Corp., 6.25%, due 6/15/2031	5,026,715 (h)(i)
5,335,000	U.S. Bancorp, 3.70%, due 1/15/2027	5,286,767 (h)(i)
2,100,000	UBS Group AG, (Secured Overnight Financing Rate + 0.84%), 4.49%, due 12/23/2029	2,099,382 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Wells Fargo & Co.
$3,900,000	3.58%, due 5/22/2028	$3,868,160 (h)
5,000,000	(Secured Overnight Financing Rate + 1.37%), 5.04%, due 4/23/2029	5,059,582 (c)
1,645,000	5.15%, due 4/23/2031	1,651,818 (h)
138,157,883
Building Materials 0.2%
385,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/2030	391,313 (a)
1,105,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	1,102,608 (a)
470,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	475,736 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	311,548 (a)
2,281,205
Chemicals 0.4%
Celanese U.S. Holdings LLC
195,000	7.55%, due 11/15/2030	205,270
175,000	7.00%, due 2/15/2031	179,426
FMC Corp.
50,000	3.45%, due 10/1/2029	45,949
445,000	8.00%, due 6/1/2031	460,143 (a)
215,000	HB Fuller Co., 4.00%, due 2/15/2027	213,162
Olympus Water U.S. Holding Corp.
365,000	4.25%, due 10/1/2028	352,319 (a)
710,000	7.25%, due 6/15/2031	717,477 (a)
SCIH Salt Holdings, Inc.
370,000	4.88%, due 5/1/2028	369,982 (a)
1,455,000	6.63%, due 8/15/2031	1,454,739 (a)(e)
375,000	WR Grace Holdings LLC, 6.63%, due 8/15/2032	357,007 (a)
4,355,474
Commercial Services 0.7%
1,240,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,263,155 (a)
1,330,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 6/15/2030	1,359,002 (a)
520,000	Block, Inc., 6.50%, due 5/15/2032	525,358
885,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	898,487 (a)
880,000	Garda World Security Corp., 6.50%, due 1/15/2031	889,684 (a)
Herc Holdings, Inc.
290,000	6.63%, due 6/15/2029	295,200 (a)
1,355,000	7.00%, due 6/15/2030	1,397,369 (a)
345,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	322,449 (a)
255,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	261,806 (a)
Williams Scotsman, Inc.
360,000	6.63%, due 6/15/2029	366,082 (a)
520,000	6.63%, due 4/15/2030	531,696 (a)
8,110,288
Computers 0.2%
840,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	854,685 (a)
1,015,000	Science Applications International Corp., 4.88%, due 4/1/2028	1,000,348 (a)
1,855,033
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Distribution - Wholesale 0.2%
$160,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	$155,399 (a)
395,000	Gates Corp., 6.88%, due 7/1/2029	402,949 (a)
1,025,000	Resideo Funding II LLC, 4.00%, due 9/1/2029	970,578 (a)
415,000	Veritiv Operating Co., 10.50%, due 11/30/2030	425,761 (a)
825,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	858,377 (a)
2,813,064
Diversified Financial Services 2.0%
5,040,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	5,049,256
American Express Co.
5,420,000	3.55%, due 9/15/2026	5,406,428 (h)(i)
6,163,000	(Secured Overnight Financing Rate + 0.81%), 4.47%, due 7/20/2029	6,190,733 (c)
Azorra Finance Ltd.
85,000	7.75%, due 4/15/2030	87,975 (a)
85,000	7.25%, due 1/15/2031	87,544 (a)
455,000	Champions Financing, Inc., 8.75%, due 2/15/2029	450,225 (a)
130,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	129,187 (a)
110,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	110,484 (a)
435,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	442,070 (a)
825,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	838,137 (a)
540,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	557,292 (a)
Navient Corp.
80,000	5.00%, due 3/15/2027	79,643
55,000	4.88%, due 3/15/2028	53,759
230,000	5.50%, due 3/15/2029	220,290
OneMain Finance Corp.
1,140,000	7.88%, due 3/15/2030	1,180,115
535,000	6.13%, due 5/15/2030	531,787
130,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	129,594 (a)
135,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	139,390 (a)
Rocket Cos., Inc.
790,000	6.13%, due 8/1/2030	796,405 (a)
1,360,000	6.13%, due 8/1/2031	1,366,198 (a)
SLM Corp.
585,000	6.50%, due 1/31/2030	591,711
155,000	6.50%, due 5/15/2032	154,445 (h)
180,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	185,261 (a)
24,777,929
Electric 1.3%
1,495,000	Alpha Generation LLC, 6.75%, due 10/15/2032	1,508,034 (a)
5,400,000	Constellation Energy Generation LLC, 3.90%, due 1/8/2028	5,352,380
3,445,000	Dominion Energy, Inc., 4.60%, due 5/15/2028	3,438,920
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.43%, due 2/4/2028	893,415 (c)
160,000	NRG Energy, Inc., 5.75%, due 7/15/2029	159,908 (a)
290,910	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	290,644
3,395,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	3,403,322
410,000	VoltaGrid LLC, 7.38%, due 11/1/2030	412,038 (a)
XPLR Infrastructure Operating Partners LP
140,000	4.50%, due 9/15/2027	138,390 (a)
190,000	7.25%, due 1/15/2029	195,945 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$190,000	8.38%, due 1/15/2031	$201,937 (a)
15,994,933
Electronics 0.1%
790,000	Ingram Micro, Inc., 4.75%, due 5/15/2029	768,718 (a)
510,000	Sensata Technologies BV, 5.88%, due 9/1/2030	510,419 (a)
1,279,137
Engineering & Construction 0.1%
105,000	Artera Services LLC, 8.50%, due 2/15/2031	95,649 (a)
985,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	982,222 (a)
1,077,871
Entertainment 0.4%
Churchill Downs, Inc.
400,000	5.75%, due 4/1/2030	398,817 (a)
415,000	6.75%, due 5/1/2031	419,935 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	293,482 (a)
630,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	611,816 (a)
475,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, due 4/15/2030	494,087 (a)
895,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	871,899 (a)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
1,150,000	6.50%, due 10/1/2028	1,150,640
935,000	5.25%, due 7/15/2029	895,406
55,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	55,628 (a)
195,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	196,325 (a)
5,388,035
Environmental Control 0.1%
290,000	GFL Environmental Holdings U.S., Inc., 5.63%, due 7/1/2031	281,751 (a)
430,000	Madison IAQ LLC, 5.88%, due 6/30/2029	430,011 (a)
711,762
Food 0.2%
970,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 3/31/2031	932,045 (a)
320,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	312,775 (a)
830,000	U.S. Foods, Inc., 6.88%, due 9/15/2028	846,652 (a)
2,091,472
Food Service 0.0%‡
TKC Holdings, Inc.
470,000	8.50%, due 8/15/2030	480,457 (a)
85,000	12.00%, due 2/15/2031	89,339 (a)
569,796
Forest Products & Paper 0.1%
650,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	648,208 (a)
220,000	Magnera Corp., 7.25%, due 11/15/2031	215,325 (a)
863,533
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas 0.0%‡
$245,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, due 6/1/2031	$248,795 (a)
Healthcare - Products 0.1%
530,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	543,250 (a)
570,000	Medline Borrower LP, 5.25%, due 10/1/2029	564,670 (a)
1,107,920
Healthcare - Services 0.4%
Acadia Healthcare Co., Inc.
125,000	5.50%, due 7/1/2028	124,194 (a)
565,000	5.00%, due 4/15/2029	553,101 (a)
Centene Corp.
1,060,000	4.63%, due 12/15/2029	1,028,345
435,000	3.38%, due 2/15/2030	402,327
555,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	564,780 (a)
200,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	209,958 (a)
830,000	Molina Healthcare, Inc., 6.50%, due 2/15/2031	837,632 (a)
135,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	142,378 (a)
445,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	446,386 (a)
4,309,101
Home Builders 0.1%
395,000	K Hovnanian Enterprises, Inc., 8.00%, due 4/1/2031	402,635 (a)
145,000	LGI Homes, Inc., 4.00%, due 7/15/2029	133,998 (a)
425,000	Mattamy Group Corp., 4.63%, due 3/1/2030	407,305 (a)
943,938
Home Furnishings 0.0%‡
Whirlpool Corp.
215,000	7.50%, due 7/1/2031	213,657 (a)
180,000	7.88%, due 7/1/2034	170,172 (a)
383,829
Housewares 0.0%‡
385,000	Newell Brands, Inc., 8.50%, due 6/1/2028	401,838 (a)
Insurance 0.9%
260,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	251,461 (a)
2,030,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 1/15/2031	2,059,942 (a)
3,825,000	Athene Global Funding, 4.95%, due 1/7/2027	3,832,851 (a)
230,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	224,882 (a)
HUB International Ltd.
100,000	5.63%, due 12/1/2029	99,607 (a)
2,255,000	7.25%, due 6/15/2030	2,321,904 (a)
1,700,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 8/18/2028	1,704,058 (a)(c)
10,494,705
Internet 1.2%
7,125,000	Amazon.com, Inc., (Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	7,143,185 (c)
7,070,000	Meta Platforms, Inc., 4.55%, due 5/15/2031	6,899,425
780,000	Wayfair LLC, 7.25%, due 10/31/2029	803,232 (a)
14,845,842
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Investment Companies 0.0%‡
$405,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	$380,700
Iron - Steel 0.0%‡
500,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	514,534 (a)
Leisure Time 0.1%
585,000	Gaia Purchaser, Inc., 7.63%, due 7/15/2033	586,799 (a)
100,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	99,267 (a)
430,000	Patrick Industries, Inc., 4.75%, due 5/1/2029	419,473 (a)
180,000	Sabre Financial Borrower LLC, 11.13%, due 6/15/2029	189,383 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	160,329 (a)
330,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	329,718 (a)
1,784,969
Lodging 0.2%
630,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, due 6/1/2029	610,885 (a)
Marriott Ownership Resorts, Inc.
315,000	4.75%, due 1/15/2028	310,961
245,000	4.50%, due 6/15/2029	236,177 (a)
Travel & Leisure Co.
245,000	4.63%, due 3/1/2030	235,619 (a)
545,000	6.25%, due 6/1/2031	545,838 (a)
1,939,480
Machinery - Construction & Mining 0.1%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	328,333 (a)
810,000	Terex Corp., 5.00%, due 5/15/2029	798,652 (a)
1,126,985
Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
28,000	5.13%, due 5/1/2027	27,942 (a)
405,000	5.00%, due 2/1/2028	399,832 (a)
415,000	6.38%, due 9/1/2029	412,376 (a)
1,350,000	4.50%, due 8/15/2030	1,231,743 (a)
455,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	460,751 (a)
Paramount Global
50,000	3.70%, due 6/1/2028	48,624
130,000	4.20%, due 6/1/2029	123,446
80,000	7.88%, due 7/30/2030	83,405
65,000	4.95%, due 1/15/2031	59,566
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	252,899 (a)
145,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	130,175 (a)
3,230,759
Mining 0.1%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	254,050 (a)
250,000	Constellium SE, 5.63%, due 6/15/2028	249,081 (a)
220,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	207,962 (a)
Novelis Corp.
200,000	4.75%, due 1/30/2030	192,230 (a)
385,000	6.88%, due 1/30/2030	395,019 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Mining – cont'd
$210,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	$219,254 (a)
1,517,596
Miscellaneous Manufacturer 0.2%
460,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	444,897 (a)
Avient Corp.
370,000	7.13%, due 8/1/2030	375,484 (a)
1,085,000	6.25%, due 11/1/2031	1,092,982 (a)
855,000	Calderys Financing LLC, 11.25%, due 6/1/2028	885,359 (a)
2,798,722
Oil & Gas 0.9%
785,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	782,235 (a)
510,000	Beusa Investments LLC, 7.00%, due 8/1/2031	498,459 (a)
Caturus Energy LLC
545,000	8.50%, due 2/15/2030	564,481 (a)
150,000	7.13%, due 5/15/2031	148,698 (a)
6,000,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	6,027,660
Hilcorp Energy I LP/Hilcorp Finance Co.
220,000	6.25%, due 11/1/2028	220,651 (a)
835,000	5.75%, due 2/1/2029	833,367 (a)
360,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	359,136 (a)
1,135,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	1,135,425 (a)
405,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	396,250 (a)
205,000	Validus Energy II Midcon LLC, 8.00%, due 8/1/2031	204,073 (a)
11,170,435
Oil & Gas Services 0.2%
220,000	SESI LLC, 7.88%, due 9/30/2030	222,602 (a)
385,000	Star Holding LLC, 8.75%, due 8/1/2031	393,177 (a)
530,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	541,420 (a)
775,000	WBI Operating LLC, 6.25%, due 10/15/2030	774,860 (a)
1,932,059
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
180,000	3.25%, due 9/1/2028	173,038 (a)
1,420,000	6.25%, due 1/30/2031	1,429,574 (a)
475,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	472,401 (a)
285,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	282,550 (a)
1,730,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	1,764,427 (a)
345,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	311,622 (a)
1,478,000	Trivium Packaging Finance BV, 8.25%, due 7/15/2030	1,562,375 (a)
5,995,987
Pharmaceuticals 1.5%
4,105,000	AbbVie, Inc., (Secured Overnight Financing Rate Index + 0.48%), 4.13%, due 3/3/2028	4,109,785 (c)
Adapthealth LLC
200,000	6.13%, due 8/1/2028	200,000 (a)
315,000	4.63%, due 8/1/2029	303,698 (a)
7,665,000	CVS Health Corp., 4.30%, due 3/25/2028	7,618,489
90,000	Grifols SA, 4.75%, due 10/15/2028	87,812 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
$6,410,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/5/2028	$6,429,229 (c)
18,749,013
Pipelines 1.3%
530,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	528,344 (a)
Enbridge, Inc.
360,000	5.90%, due 11/15/2026	361,123
1,210,000	4.60%, due 6/20/2028	1,207,743
1,600,000	4.20%, due 11/20/2028	1,582,315
Energy Transfer LP
980,000	6.05%, due 12/1/2026	984,068
2,070,000	5.55%, due 2/15/2028	2,095,424
525,000	Excelerate Energy LP, 8.00%, due 5/15/2030	550,034 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
730,000	8.25%, due 1/15/2029	752,829
555,000	7.88%, due 5/15/2032	573,222
815,000	Global Partners LP/GLP Finance Corp., 8.25%, due 1/15/2032	849,620 (a)
565,000	Golar LNG Ltd., 7.50%, due 10/2/2030	576,665 (a)
3,380,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	3,398,993
Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	213,476 (a)
450,000	5.88%, due 6/15/2030	450,499 (a)
1,330,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	1,320,499 (a)
Venture Global LNG, Inc.
50,000	7.00%, due 1/15/2030	50,795 (a)
320,000	8.38%, due 6/1/2031	330,815 (a)
455,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	462,209 (a)
16,288,673
Real Estate Investment Trusts 0.8%
845,000	American Tower Corp., 1.45%, due 9/15/2026	842,318
Blackstone Mortgage Trust, Inc.
230,000	3.75%, due 1/15/2027	227,502 (a)
300,000	7.75%, due 12/1/2029	310,024 (a)
560,000	6.25%, due 6/1/2031	535,425 (a)
400,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	419,236
355,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	352,528 (a)
390,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	380,836 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
250,000	5.88%, due 10/1/2028	249,663 (a)
1,180,000	7.00%, due 2/1/2030	1,199,073 (a)
710,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	716,609 (a)
625,000	RHP Hotel Properties LP/RHP Finance Corp., 7.25%, due 7/15/2028	636,528 (a)
685,000	Service Properties Trust, 8.63%, due 11/15/2031	719,856 (a)
Starwood Property Trust, Inc.
360,000	7.25%, due 4/1/2029	370,945 (a)
175,000	5.88%, due 8/15/2029	175,293 (a)
560,000	6.50%, due 7/1/2030	568,755 (a)
230,000	6.13%, due 6/1/2031	229,455 (a)
XHR LP
1,205,000	4.88%, due 6/1/2029	1,173,944 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$540,000	6.63%, due 5/15/2030	$551,519 (a)
9,659,509
Retail 0.4%
1,220,000	Advance Auto Parts, Inc., 7.00%, due 8/1/2030	1,250,055 (a)
520,000	Asbury Automotive Group, Inc., 4.75%, due 3/1/2030	504,364
Bath & Body Works, Inc.
41,000	7.50%, due 6/15/2029	41,560
365,000	6.63%, due 10/1/2030	370,900 (a)
290,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	291,335 (a)
640,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	635,388 (a)
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	226,508
200,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	200,639 (a)
340,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, due 9/15/2032	343,539 (a)
585,000	QXO Building Products, Inc., 6.50%, due 7/15/2031	587,372 (a)
130,000	Staples, Inc., 10.75%, due 9/1/2029	124,391 (a)
4,576,051
Semiconductors 2.4%
Broadcom, Inc.
2,550,000	4.60%, due 7/15/2030	2,504,529
2,500,000	4.20%, due 10/15/2030	2,412,638
3,350,000	4.30%, due 1/15/2031	3,238,520
4,940,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	5,048,049 (a)
3,410,000	Intel Corp., 3.75%, due 8/5/2027	3,381,659
12,500,000	NVIDIA Corp., 4.35%, due 6/15/2029	12,379,155
28,964,550
Software 0.2%
170,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	165,390 (a)
Cloud Software Group LLC
315,000	6.50%, due 3/31/2029	307,806 (a)
400,000	9.00%, due 9/30/2029	391,901 (a)
245,000	CoreWeave, Inc., 9.25%, due 6/1/2030	228,966 (a)
480,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	461,570 (a)
190,000	Fair Isaac Corp., 4.00%, due 6/15/2028	183,613 (a)
630,000	UKG, Inc., 6.88%, due 2/1/2031	617,251 (a)
2,356,497
Telecommunications 1.6%
400,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	391,003 (a)
AT&T, Inc.
2,210,000	1.65%, due 2/1/2028	2,113,406
2,935,000	4.70%, due 8/15/2030	2,897,994
2,700,000	4.55%, due 11/1/2032	2,593,624
1,235,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	1,232,930 (a)
440,000	Cipher Compute LLC, 7.13%, due 11/15/2030	448,805 (a)
195,000	Fibercop SpA, 6.38%, due 11/15/2033	191,547 (a)
765,000	Galaxy Helios Data Centers II LLC, 9.88%, due 8/1/2031	767,081 (a)
475,000	Iliad Holding SAS, 8.50%, due 4/15/2031	499,653 (a)
1,055,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	1,013,679 (a)
2,425,000	Orange SA, 4.00%, due 1/13/2029	2,380,624 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$680,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	$640,301 (a)
505,000	Stingray Compute LLC, 6.00%, due 6/15/2031	492,666 (a)
825,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	766,091 (a)
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
130,000	4.75%, due 4/15/2028	129,507 (a)
625,000	6.50%, due 2/15/2029	616,414 (a)
255,000	8.63%, due 6/15/2032	260,422 (a)
890,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	926,516 (a)
345,000	WULF Compute LLC, 7.75%, due 10/15/2030	358,444 (a)
210,000	Yondr JK 1 LLC, 6.88%, due 6/30/2031	200,007 (a)
192,538	Zayo Group Holdings, Inc., 5.75% Cash/0.50% PIK, due 3/9/2030	192,297 (a)(g)
		19,113,011
Transportation 0.1%
200,000	PODS LLC, 8.75%, due 5/15/2031	190,492 (a)
770,000	XPO, Inc., 7.13%, due 6/1/2031	790,438 (a)
		980,930
Trucking & Leasing 0.1%
	FTAI Aviation Investors LLC
165,000	5.50%, due 5/1/2028	164,452 (a)
710,000	7.88%, due 12/1/2030	739,767 (a)
		904,219
Total Corporate Bonds (Cost $410,615,459)		408,938,513

Loan Assignments(c) 3.9%
Aerospace & Defense 0.1%
1,306,725	TransDigm, Inc., Term Loan N, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 2/13/2033	1,307,966
Biotechnology 0.1%
1,000,000	BioMarin Pharmaceutical, Inc., Term Loan B, (6 mo. USD Term SOFR + 1.75%), 5.43%, due 4/27/2033	998,630
Capital Markets 0.3%
1,895,226	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2031	1,868,826
1,938,855	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 12/15/2031	1,930,305
		3,799,131
Chemicals 0.1%
824,158	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 6/20/2031	822,938
Commercial Services & Supplies 0.0%‡
	Pye-Barker Fire & Safety LLC
435,000	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 12/16/2032	436,449
10,200	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 12/16/2032	10,234
		446,683
Construction Materials 0.1%
498,750	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	499,748
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Construction Materials – cont'd
$877,761	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 4/14/2031	$877,989
		1,377,737
Containers & Packaging 0.1%
1,351,416	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 4/1/2032	1,289,521
Diversified Telecommunication Services 0.1%
1,090,451	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.85%, due 3/11/2030	1,091,323 (g)
Electric Utilities 0.2%
955,020	Indeck Niles LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 3/9/2033	955,020 (j)
1,000,000	Pathfinder Power LLC, Term Loan B, (1 mo. USD Term SOFR), 0.00%, due 6/22/2033	997,500 (k)(l)
		1,952,520
Health Care Equipment & Supplies 0.1%
1,346,625	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.48%, due 1/15/2031	1,349,992
Health Care Providers & Services 0.4%
434,500	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 11/8/2032	435,295
2,000,000	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.82%, due 2/9/2033	1,991,080 (k)(l)
2,020,876	LifePoint Health, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.50%, due 5/19/2031	1,924,884
		4,351,259
Health Care Technology 0.2%
2,000,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.99%, due 4/7/2033	1,966,120
Independent Power & Renewable Electricity Producers 0.0%‡
355,696	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 2/26/2032	355,760
Insurance 0.2%
2,290,602	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/19/2031	2,280,455 (k)(l)
333,219	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 6/20/2030	333,339
433,383	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 9/29/2030	432,681
		3,046,475
IT Services 0.5%
1,994,957	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 2/3/2031	1,975,845
2,000,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.86%, due 2/3/2033	1,986,820
2,173,571	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 7/31/2031	2,157,726
		6,120,391
Leisure Products 0.0%‡
433,400	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 2/27/2032	433,040
Machinery 0.1%
941,868	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 8/4/2031	941,557
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Media 0.4%
$931,981	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 2/13/2032	$931,813
	Charter Communications Operating LLC
497,449	Term Loan B4, (3 mo. USD Term SOFR + 2.00%), 5.73%, due 12/7/2030	479,541
1,493,690	Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 12/15/2031	1,434,779
2,000,000	Electronic Arts, Inc., Term Loan B, (1 mo. USD Term SOFR), 0.00%, due 3/24/2033	2,010,260 (k)(l)
		4,856,393
Oil, Gas & Consumable Fuels 0.1%
994,683	NorthRiver Midstream Finance LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 8/16/2030	997,170
Pharmaceuticals 0.2%
2,344,962	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 9.98%, due 10/8/2030	2,272,480 (k)(l)
Software 0.2%
1,872,422	Applied Systems, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 2/24/2031	1,839,354 (k)(l)
496,231	Kaseya, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.07%, due 3/22/2032	371,072
		2,210,426
Specialty Retail 0.3%
658,317	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 1/23/2032	660,667
2,000,000	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 3/15/2033	1,994,780
1,273,600	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.72%, due 8/18/2032	1,275,510
		3,930,957
Transportation Infrastructure 0.1%
1,197,000	Brown Group Holding LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.17% – 6.23%, due 7/1/2031	1,199,442 (m)
433,400	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/23/2031	434,358
		1,633,800
Total Loan Assignments (Cost $47,530,179)		47,552,269
Number of Shares
Short-Term Investments 5.9%
Investment Companies 5.9%
71,317,273	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(n) (Cost $71,317,273)	71,317,273
Total Investments 100.0% (Cost $1,223,125,362)		1,214,480,291
Liabilities Less Other Assets (0.0)%‡		(233,543)(o)(p)
Net Assets 100.0%		$1,214,246,748

‡	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $602,927,023, which represents 49.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
July 31, 2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(e)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $11,487,748, which represents 0.9% of net assets of the Fund.
(f)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $5,859,952, which represents
0.5% of net assets of the Fund.

(g)	Payment-in-kind (PIK) security.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Value determined using significant unobservable inputs.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at July 31, 2026 of the underlying contracts within the Loan Assignment.
(n)	Represents 7-day effective yield as of July 31, 2026.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
(p)	As of July 31, 2026, the value of unfunded loan commitments was $54,982 for the Fund (see Notes to Schedule of Investments).

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$987,153,145	81.3%
Cayman Islands	89,245,904	7.4%
France	15,934,471	1.3%
Jersey	13,683,826	1.1%
United Kingdom	11,783,630	1.0%
Canada	6,546,099	0.5%
Ireland	6,200,826	0.5%
Japan	4,028,397	0.3%
Switzerland	2,099,382	0.2%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Germany	$1,643,042	0.1%
Netherlands	1,562,375	0.1%
Luxembourg	1,263,155	0.1%
Finland	648,208	0.1%
Republic of Cameroon	576,665	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	793,893	0.0%
Short-Term Investments and Other Liabilities—Net	71,083,730	5.9%
	$1,214,246,748	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	3,658	U.S. Treasury Note, 2 Year	$752,119,097	$(2,547,805)
Total Long Positions			$752,119,097	$(2,547,805)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	150	U.S. Treasury Long Bond	$(16,246,875)	$327,562
9/2026	112	U.S. Treasury Note, 10 Year	(12,096,000)	101,094
9/2026	1,647	U.S. Treasury Note, 5 Year	(174,543,399)	1,008,700
9/2026	194	U.S. Treasury Note, Ultra 10 Year	(21,282,406)	219,757
Total Short Positions			$(224,168,680)	$1,657,113
Total Futures				$(890,692)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$46,969,672	$—	$46,969,672
Mortgage-Backed Securities#	—	411,210,939	—	411,210,939
Asset-Backed Securities#	—	228,491,625	—	228,491,625
Corporate Bonds#	—	408,938,513	—	408,938,513
Loan Assignments
Electric Utilities	—	997,500	955,020	1,952,520
Other Loan Assignments#	—	45,599,749	—	45,599,749
Total Loan Assignments	—	46,597,249	955,020	47,552,269
Short-Term Investments	—	71,317,273	—	71,317,273
Total Investments	$—	$1,213,525,271	$955,020	$1,214,480,291

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$5	$995	$(45)	$—	$—	$955	$5
Total	$—	$—	$—	$5	$995	$(45)	$—	$—	$955	$5
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,657,113	$—	$—	$1,657,113
Liabilities	(2,547,805)	—	—	(2,547,805)
Total	$(890,692)	$—	$—	$(890,692)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)
July 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 20.3%
	U.S. Treasury Bonds
$560,000	4.00%, due 11/15/2052	$456,138
225,000	4.75%, due 8/15/2055	207,765
170,000	4.63%, due 11/15/2055	153,850
615,000	5.00%, due 5/15/2056	591,553
	U.S. Treasury Notes
1,800,000	3.50%, due 1/31/2028 - 11/30/2030	1,773,556
830,000	3.88%, due 3/31/2028	824,910
535,000	2.88%, due 5/15/2028	522,273
1,670,000	4.13%, due 7/31/2028 - 2/15/2036	1,654,118
955,000	3.63%, due 12/31/2030	925,082
1,970,000	4.25%, due 5/31/2033 - 8/15/2035	1,920,437
565,000	4.63%, due 2/15/2035	563,587
1,655,000	4.38%, due 5/15/2036	1,611,556
Total U.S. Treasury Obligations (Cost $11,417,235)		11,204,825
U.S. Government Agency Securities 0.1%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,838)	75,143

Mortgage-Backed Securities 27.8%
Collateralized Mortgage Obligations 6.2%
	Angel Oak Mortgage Trust
112,624	Series 2022-5, Class A1, 5.50%, due 5/25/2067	112,395 (a)
55,658	Series 2025-10, Class A3, 5.37%, due 9/25/2070	55,102 (a)
92,042	Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, due 1/25/2066	90,852 (a)(b)
75,664	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	75,433 (a)(b)
136,000	COLT Mortgage Loan Trust, Series 2026-6, Class A1, 5.65%, due 8/25/2071	136,108 (a)(b)(c)
	Connecticut Avenue Securities Trust
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.47%, due 5/25/2042	117,614 (a)(d)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.27%, due 6/25/2042	118,583 (a)(d)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.32%, due 7/25/2043	122,873 (a)(d)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2045	95,266 (a)(d)
167,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 9/25/2045	167,930 (a)(d)
115,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 2/25/2046	115,312 (a)(d)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
86,977	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 10/25/2041	87,083 (a)(d)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.32%, due 9/25/2042	138,629 (a)(d)
5,113	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.07%, due 10/25/2044	5,112 (a)(d)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.27%, due 2/25/2045	67,377 (a)(d)
64,815	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	64,526 (a)(b)
172,745	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	170,685 (a)(b)
	Morgan Stanley Residential Mortgage Loan Trust
87,656	Series 2025-NQM2, Class A1, 5.63%, due 1/25/2070	87,546 (a)(b)
85,900	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	85,125 (a)(b)
42,000	Series 2026-NQM8, Class A1, 5.51%, due 6/25/2071	41,873 (a)(b)
	New Residential Mortgage Loan Trust
78,314	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	78,370 (a)
114,779	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	113,000 (a)(b)
130,000	Series 2026-NQM8, Class A1, 5.56%, due 8/25/2066	129,673 (a)(b)
131,000	Series 2026-NQM9, Class A1, 5.67%, due 8/25/2066	131,011 (a)(b)(c)
115,000	NYMT Loan Trust, Series 2026-INV4, Class A3, 5.93%, due 8/25/2061	115,163 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
OBX Trust
$63,811	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	$63,875 (a)
139,000	Series 2026-NQM10, Class A3, 5.70%, due 6/25/2066	138,648 (a)
100,000	SG Residential Mortgage Trust, Series 2026-5, Class A3, 5.76%, due 8/25/2066	99,783 (a)
Verus Securitization Trust
98,399	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	97,338 (a)(b)
69,235	Series 2024-4, Class A1, 6.22%, due 6/25/2069	69,498 (a)
74,392	Series 2024-7, Class A1, 5.10%, due 9/25/2069	73,974 (a)(b)
102,785	Series 2025-6, Class A3, 5.72%, due 7/25/2070	102,458 (a)
98,870	Series 2026-4, Class A2, 5.32%, due 4/25/2071	98,277 (a)
71,000	Series 2026-6, Class A1, 5.51%, due 7/27/2071	70,905 (a)(b)
45,000	Series 2026-6, Class A3, 5.77%, due 7/27/2071	44,954 (a)
3,382,351
Commercial Mortgage-Backed 8.8%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	119,688 (a)(b)
55,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	54,398 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	101,389 (a)(b)
BANK5
26,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	26,168 (b)
85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	77,482 (a)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	91,331 (a)(d)
125,000	BDS LLC, Series 2026-FL18, Class A, (1.30% - 1 mo. USD Term SOFR), 0.00%, due 2/19/2044	125,039 (a)(d)(e)
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	55,072 (b)
41,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	40,782 (b)
71,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	72,465 (b)
43,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	41,997
BLP Commercial Mortgage Trust
95,289	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	95,289 (a)(d)
59,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	59,184 (a)(d)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	72,540 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,124 (b)
BX Trust
110,855	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	110,647 (a)(d)
100,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.28%, due 3/15/2039	99,188 (a)(d)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	85,063 (a)
100,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	100,500 (a)(d)
80,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	79,142 (a)(b)
78,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	77,999 (a)(d)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	99,750 (a)(d)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	98,755 (a)(b)
100,000	Series 2025-SFT, Class D, 7.32%, due 4/15/2042	100,139 (a)(b)
32,000	Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class B, 6.09%, due 7/15/2059	32,448 (b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	72,775 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	99,030 (a)(b)
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class M1, (30 day USD SOFR Average + 1.70%), 5.32%, due 6/25/2046	100,151 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
$137,000	Series K562, Class A2, 3.97%, due 4/25/2031	$132,671 (b)
137,000	Series K563, Class A2, 4.18%, due 5/25/2031	133,787 (b)
131,000	Series K564, Class A2, 4.25%, due 6/25/2031	128,273 (b)
137,000	Series K766, Class A2, 4.18%, due 4/25/2033	131,813 (b)
138,000	Series K767, Class A2, 4.20%, due 4/25/2033	132,796 (b)
134,000	Series K-171, Class A2, 4.40%, due 6/25/2035	128,725 (b)
137,000	Series K-180, Class A2, 4.35%, due 4/25/2036	130,393 (b)
142,000	Series K-181, Class A2, 4.60%, due 7/25/2063	137,735 (b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	24,857 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.80%, due 11/10/2052	43,135 (b)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	101,737 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	151,905 (a)(d)
IP Mortgage Trust
36,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	36,081 (a)(b)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,073 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	85,250 (a)
119,000	LBA Trust, Series 2026-LBA6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 7/15/2043	119,000 (a)(d)
132,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/2042	132,902 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	96,183 (a)(b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	100,250 (a)(d)
64,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	62,809 (a)(b)
84,001	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	81,186 (a)
105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	106,010 (a)(b)
100,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	99,222 (a)(b)
41,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.76%), 6.44%, due 5/15/2038	40,910 (a)(d)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	114,784 (a)(d)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	125,156 (a)(d)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	43,491 (b)
4,854,669
Federal Home Loan Mortgage Corp. 6.8%
Pass-Through Certificates
999,863	2.50%, due 3/1/2052 - 9/1/2052	819,695
212,656	3.00%, due 6/1/2052	182,047
343,027	3.50%, due 5/1/2052	304,524
288,564	4.00%, due 12/1/2052	263,607
373,962	4.50%, due 9/1/2052 - 12/1/2053	353,696
305,718	5.00%, due 11/1/2053 - 10/1/2054	296,257
1,051,013	5.50%, due 11/1/2053 - 4/1/2056	1,043,951
472,258	6.00%, due 5/1/2054 - 7/1/2054	480,072
3,743,849
Federal National Mortgage Association 5.1%
Pass-Through Certificates
768,769	3.00%, due 5/1/2052 - 10/1/2052	681,884
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association – cont'd
$353,804	4.50%, due 4/1/2053 - 7/1/2053	$334,066
1,313,298	5.00%, due 12/1/2052 - 4/1/2056	1,272,599
418,589	5.50%, due 3/1/2054 - 4/1/2056	415,044
91,521	6.00%, due 10/1/2054	92,604
		2,796,197
Government National Mortgage Association 0.9%
	Pass-Through Certificates
206,174	4.50%, due 11/20/2054	193,861
130,419	5.00%, due 2/20/2053 - 5/20/2055	126,958
192,705	5.50%, due 12/20/2054 - 8/20/2055	191,671
		512,490
Total Mortgage-Backed Securities (Cost $15,425,912)		15,289,556
Asset-Backed Securities 9.6%
Automobiles 1.7%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B, 4.46%, due 2/20/2030	98,139 (a)
34,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	33,900
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	124,053
	GLS Auto Receivables Issuer Trust
127,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	127,516 (a)
150,000	Series 2026-2A, Class D, 5.38%, due 1/15/2032	149,171 (a)
	GLS Auto Select Receivables Issuer Trust
25,000	Series 2026-3A, Class C, 5.18%, due 10/15/2032	24,924 (a)
25,000	Series 2026-3A, Class D, 5.55%, due 10/17/2033	24,901 (a)
22,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,072 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	136,945
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	126,634 (a)
68,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	68,587 (a)
		936,842
Home Equity 0.2%
120,378	RCKT Mortgage Trust, Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	119,147 (a)
Other 7.7%
500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.87%, due 1/20/2038	499,142 (a)(d)
100,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	100,146 (a)
60,074	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	60,619 (a)
500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.93%, due 4/15/2038	499,326 (a)(d)
39,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	38,916 (a)
65,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A2, 5.75%, due 2/25/2049	65,181 (a)
	Compass Datacenters Issuer III LLC
53,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	51,898 (a)
40,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	38,922 (a)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	100,819 (a)
	CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	37,192 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,108 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$35,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	$33,111 (a)
GreenSky Home Improvement Issuer Trust
100,000	Series 2026-REV1, Class A, 4.93%, due 5/15/2041	99,706 (a)
85,179	Series 2025-1A, Class B, 5.39%, due 3/25/2060	85,344 (a)
116,791	Hilton Grand Vacations Trust, Series 2026-1A, Class C, 5.36%, due 2/25/2043	116,116 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,326 (a)
Lightpath Fiber Issuer LLC
63,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	62,400 (a)
40,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	39,156 (a)
119,470	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	119,849 (a)
MetroNet Infrastructure Issuer LLC
107,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	106,835 (a)
100,000	Series 2026-1A, Class A2, 5.27%, due 4/20/2056	98,822 (a)
139,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	137,475 (a)
MVW LLC
30,459	Series 2023-1A, Class C, 6.54%, due 10/20/2040	30,954 (a)
36,862	Series 2023-2A, Class B, 6.33%, due 11/20/2040	37,504 (a)
65,452	Series 2024-2A, Class B, 4.58%, due 3/20/2042	64,673 (a)
65,715	Series 2025-1A, Class B, 5.21%, due 9/22/2042	65,676 (a)
94,433	Series 2026-1A, Class C, 5.36%, due 3/20/2043	93,380 (a)
82,488	Series 2025-2A, Class C, 4.97%, due 10/20/2044	80,592 (a)
QTS Issuer ABS II LLC
25,038	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	24,221 (a)
50,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	49,242 (a)
48,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	47,109 (a)
25,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	24,883 (a)
100,000	Sierra Timeshare Receivables Funding LLC, Series 2026-2A, Class C, 5.63%, due 5/20/2043	99,945 (a)
350,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.90%, due 4/17/2038	349,476 (a)(d)
100,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	99,276 (a)
106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	104,290 (a)
112,988	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	105,108 (a)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	132,018 (a)
153,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	149,149 (a)
44,000	VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, due 3/15/2056	43,003 (a)
Wireless PropCo Funding LLC
27,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	25,520 (a)
26,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	24,337 (a)
4,207,765
Total Asset-Backed Securities (Cost $5,280,862)		5,263,754

Corporate Bonds 35.7%
Advertising 0.3%
90,000	Clear Channel Outdoor Holdings, Inc., 7.13%, due 2/15/2031	92,835 (a)
85,000	WPP LLC, 6.50%, due 3/30/2036	82,630
175,465
Aerospace & Defense 1.4%
235,000	Boeing Co., 5.04%, due 5/1/2027	235,693
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Aerospace & Defense – cont'd
$130,000	Bombardier, Inc., 7.00%, due 6/1/2032	$133,942 (a)
100,000	Goat Holdco LLC, 6.75%, due 2/1/2032	101,603 (a)
Honeywell Aerospace, Inc.
70,000	4.95%, due 3/16/2036	67,479 (a)
50,000	5.73%, due 3/16/2056	47,623 (a)
160,000	TransDigm, Inc., 6.88%, due 12/15/2030	164,012 (a)
750,352
Agriculture 0.4%
200,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	202,743 (a)
Auto Manufacturers 0.2%
135,000	General Motors Co., 6.80%, due 10/1/2027	137,839
Auto Parts & Equipment 0.2%
100,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	89,801
Banks 5.5%
75,000	Bank of America Corp., 4.38%, due 1/27/2027	74,544 (f)(g)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	34,761 (f)(g)
200,000	Barclays PLC, 4.52%, due 2/24/2032	193,288 (f)
35,000	Citigroup, Inc., 7.00%, due 8/15/2034	35,779 (f)(g)
Fifth Third Bancorp
125,000	4.57%, due 4/29/2032	121,466 (f)
80,000	5.14%, due 1/29/2037	76,863 (f)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	49,943 (f)(g)
25,000	7.50%, due 2/10/2029	25,913 (f)(g)
85,000	5.24%, due 7/21/2032	84,833 (f)
65,000	5.54%, due 1/21/2047	59,858 (f)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	34,451 (f)(g)
200,000	Intesa Sanpaolo SpA, 5.00%, due 6/29/2030	199,107 (a)(f)
JPMorgan Chase & Co.
50,000	4.26%, due 10/22/2031	48,429 (f)
160,000	4.62%, due 4/23/2032	156,524 (f)
140,000	5.50%, due 1/24/2036	140,200 (f)
195,000	Landwirtschaftliche Rentenbank, 4.13%, due 6/3/2031	192,285
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	79,528 (f)(g)
Morgan Stanley
135,000	3.63%, due 1/20/2027	134,663
80,000	5.17%, due 7/14/2032	79,698 (f)
190,000	5.30%, due 4/10/2037	184,389 (f)
200,000	NatWest Group PLC, 5.12%, due 5/23/2031	199,775 (f)
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	54,790 (f)(g)
110,000	5.58%, due 1/29/2036	110,486 (f)
165,000	5.42%, due 1/25/2041	158,152 (f)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	79,277 (f)(g)
200,000	UBS AG, 5.65%, due 9/11/2028	204,291
Wells Fargo & Co.
35,000	7.63%, due 9/15/2028	36,618 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$160,000	5.50%, due 1/23/2035	$160,323 (f)
		3,010,234
Beverages 0.4%
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	41,024
	Maple Parent Holdings Corp.
20,000	4.75%, due 3/26/2029	19,920 (a)
65,000	5.05%, due 3/26/2031	64,456 (a)
80,000	PepsiCo, Inc., 4.65%, due 7/23/2032	79,480
		204,880
Building Materials 0.6%
100,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	99,412 (a)
110,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	111,342 (a)
55,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	55,105 (a)
70,000	Standard Industries, Inc., 4.75%, due 1/15/2028	69,574 (a)
		335,433
Chemicals 0.9%
90,000	Dow Chemical Co., 5.95%, due 3/15/2055	81,220
	LYB International Finance III LLC
60,000	4.20%, due 10/15/2049	42,118
125,000	3.63%, due 4/1/2051	79,899
70,000	Mosaic Co., 4.60%, due 11/15/2030	68,731
	Westlake Corp.
40,000	5.55%, due 11/15/2035	38,822
95,000	6.38%, due 11/15/2055	89,750
90,000	WR Grace Holdings LLC, 7.38%, due 3/1/2031	89,237 (a)
		489,777
Commercial Services 0.9%
120,000	Block, Inc., 6.50%, due 5/15/2032	121,237
130,000	EquipmentShare.com, Inc., 8.00%, due 3/15/2033	130,984 (a)
125,000	Herc Holdings, Inc., 7.25%, due 6/15/2033	128,983 (a)
90,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	92,402 (a)
		473,606
Cosmetics - Personal Care 0.2%
	Kenvue, Inc.
75,000	5.05%, due 3/22/2053	64,994
75,000	5.20%, due 3/22/2063	64,455
		129,449
Distribution - Wholesale 0.3%
70,000	Resideo Funding II LLC, 4.00%, due 9/1/2029	66,284 (a)
110,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	114,450 (a)
		180,734
Diversified Financial Services 1.5%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	82,128 (f)(g)
120,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	123,843 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	135,286
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	$99,688 (a)
	Stellantis Financial Services U.S. Corp.
200,000	4.95%, due 9/15/2028	198,559 (a)
200,000	5.40%, due 9/15/2030	194,597 (a)
		834,101
Electric 2.4%
135,000	Alpha Generation LLC, 6.75%, due 10/15/2032	136,177 (a)
115,000	Consolidated Edison Co. of New York, Inc., 5.88%, due 6/15/2056	109,406
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	60,089
75,000	Duke Energy Carolinas LLC, 5.75%, due 6/15/2056	71,065
135,000	Duke Energy Corp., 5.70%, due 9/15/2055	122,739
10,000	Duke Energy Indiana LLC, 4.95%, due 3/15/2036	9,621
20,000	Entergy Mississippi LLC, 5.05%, due 4/15/2036	19,226
40,000	Exelon Corp., 4.05%, due 4/15/2030	38,732
	ITC Holdings Corp.
50,000	4.88%, due 4/15/2031	49,398 (a)
45,000	5.50%, due 4/15/2036	44,430 (a)
50,000	Massachusetts Electric Co., 6.24%, due 7/20/2056	48,667 (a)
95,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	95,426
	NRG Energy, Inc.
45,000	4.73%, due 10/15/2030	43,928 (a)
85,000	6.00%, due 2/1/2033	84,744 (a)
30,000	5.41%, due 10/15/2035	28,716 (a)
	Pacific Gas & Electric Co.
97,143	4.95%, due 7/1/2050	78,372
60,000	6.10%, due 10/15/2055	55,938
	Pinnacle West Capital Corp.
83,000	4.90%, due 5/15/2028	83,249
45,000	5.15%, due 5/15/2030	45,181
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	39,882
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	30,962
		1,295,948
Electronics 0.3%
	Amphenol Corp.
145,000	4.40%, due 2/15/2033	139,079
60,000	5.30%, due 11/15/2055	54,132
		193,211
Entertainment 0.4%
115,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	116,367 (a)
40,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	39,224 (a)
55,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	52,671
		208,262
Food 0.1%
45,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	45,464
20,000	Performance Food Group, Inc., 4.25%, due 8/1/2029	19,336 (a)
		64,800
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Hand - Machine Tools 0.1%
$80,000	Kennametal, Inc., 5.80%, due 5/28/2036	$79,119
Healthcare - Products 0.4%
	Abbott Laboratories
95,000	4.65%, due 3/15/2036	90,245
45,000	5.50%, due 3/15/2056	41,938
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	67,711 (a)
		199,894
Healthcare - Services 0.8%
110,000	Cigna Group, 5.25%, due 1/15/2036	107,864
50,000	HCA, Inc., 5.45%, due 4/1/2031	50,630
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	88,998 (a)
50,000	Team Health Holdings, Inc., 8.38%, due 6/30/2028	49,973 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	108,903
20,000	6.88%, due 11/15/2031	21,222
		427,590
Insurance 0.5%
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	76,160 (f)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	45,040 (a)(f)
135,000	HUB International Ltd., 7.25%, due 6/15/2030	139,005 (a)
		260,205
Internet 3.2%
	Alphabet, Inc.
120,000	4.10%, due 11/15/2030	116,643
110,000	5.45%, due 11/15/2055	97,764
35,000	5.30%, due 5/15/2065	29,648
100,000	5.70%, due 11/15/2075	88,596
	Amazon.com, Inc.
100,000	4.25%, due 3/13/2031	97,002
80,000	4.80%, due 7/9/2031	79,241
55,000	4.55%, due 3/13/2033	53,137
85,000	4.88%, due 3/13/2036	81,350
165,000	6.10%, due 7/9/2056	158,470
65,000	5.95%, due 3/13/2066	59,773
35,000	6.25%, due 7/9/2066	33,549
250,000	Beignet Investor LLC, 6.58%, due 5/30/2049	242,366 (a)
	Meta Platforms, Inc.
80,000	4.60%, due 11/15/2032	77,008
70,000	5.25%, due 5/15/2036	67,114
190,000	5.50%, due 11/15/2045	164,355
170,000	5.63%, due 11/15/2055	142,182
90,000	6.30%, due 5/15/2056	82,595
105,000	5.75%, due 11/15/2065	86,583
		1,757,376
Leisure Time 0.2%
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,082 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	$79,932 (a)
		120,014
Machinery - Construction & Mining 0.4%
	GE Vernova, Inc.
50,000	4.25%, due 2/4/2031	48,752
62,000	5.50%, due 2/4/2056	57,175
110,000	Terex Corp., 6.25%, due 10/15/2032	110,395 (a)
25,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	22,998
		239,320
Machinery - Diversified 0.1%
55,000	Flowserve Corp., 5.70%, due 5/15/2036	53,766
Media 1.3%
180,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	153,142 (a)
	Charter Communications Operating LLC/Charter Communications Operating Capital
80,000	5.85%, due 12/1/2035	74,702
90,000	3.50%, due 6/1/2041	60,894
25,000	4.80%, due 3/1/2050	17,487
45,000	6.70%, due 12/1/2055	39,716
75,000	Comcast Corp., 2.94%, due 11/1/2056	37,885
110,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	102,816 (a)
	Space Exploration Technologies Corp.
55,000	5.35%, due 7/15/2031	53,533 (a)
190,000	5.65%, due 7/15/2033	182,025 (a)
10,000	5.88%, due 7/15/2036	9,341 (a)
		731,541
Mining 0.2%
100,000	Novelis Corp., 6.88%, due 1/30/2030	102,602 (a)
Multi-National 1.3%
90,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	86,792
200,000	European Bank for Reconstruction & Development, 4.25%, due 5/29/2031	198,237
45,000	Inter-American Development Bank, 4.25%, due 8/11/2031	44,586
250,000	Inter-American Investment Corp., 4.38%, due 5/28/2031	248,677
160,000	International Finance Corp., 4.25%, due 7/14/2031	158,636
		736,928
Office - Business Equipment 0.1%
50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	49,693
Oil & Gas 0.2%
120,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	124,224 (a)
Oil & Gas Services 0.3%
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
80,000	5.00%, due 6/15/2036	76,790
80,000	5.85%, due 6/15/2056	75,528
		152,318
Packaging & Containers 0.3%
140,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	142,786 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.3%
	AbbVie, Inc.
$390,000	2.95%, due 11/21/2026	$388,596
80,000	5.55%, due 3/15/2056	74,641
	CVS Health Corp.
120,000	3.00%, due 8/15/2026	119,929
25,000	5.13%, due 7/20/2045	21,727
	Merck & Co., Inc.
85,000	4.45%, due 12/4/2032	82,704
60,000	5.50%, due 3/15/2046	56,656
		744,253
Pipelines 1.5%
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,198
100,000	5.63%, due 4/5/2034	101,187
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	33,596
25,000	5.00%, due 5/15/2050	20,278
105,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	107,634 (a)
70,000	ONEOK, Inc., 6.25%, due 10/15/2055	67,197
110,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	109,214 (a)
	Transcontinental Gas Pipe Line Co. LLC
25,000	5.10%, due 3/15/2036	24,206
45,000	5.75%, due 3/15/2056	42,068
140,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	144,732 (a)
140,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	142,218 (a)
45,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	44,146
		851,674
Real Estate Investment Trusts 0.9%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	44,511 (a)
40,000	7.75%, due 12/1/2029	41,337 (a)
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	68,506 (a)
130,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	129,825 (a)
160,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	149,856 (a)
45,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	45,703 (a)
		479,738
Retail 0.4%
110,000	Advance Auto Parts, Inc., 7.38%, due 8/1/2033	113,534 (a)
100,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	104,592 (a)
		218,126
Semiconductors 3.1%
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	201,741 (a)
110,000	6.25%, due 1/25/2035	113,061 (a)
200,000	6.10%, due 1/25/2036	204,447 (a)
200,000	6.20%, due 1/25/2037	204,540 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Semiconductors – cont'd
	Intel Corp.
$40,000	4.65%, due 6/1/2031	$39,111
30,000	5.30%, due 5/15/2036	28,964
115,000	4.80%, due 10/1/2041	98,743
45,000	3.73%, due 12/8/2047	30,545
65,000	3.25%, due 11/15/2049	39,760
75,000	4.75%, due 3/25/2050	58,346
25,000	4.90%, due 8/5/2052	19,682
210,000	5.60%, due 2/21/2054	183,627
45,000	6.13%, due 5/15/2056	42,222
59,000	Marvell Technology, Inc., 5.30%, due 4/15/2036	56,867
	NVIDIA Corp.
120,000	4.50%, due 6/15/2031	117,442
60,000	4.75%, due 6/15/2033	58,173
55,000	4.95%, due 6/15/2036	52,625
40,000	5.55%, due 6/15/2046	36,918
120,000	5.63%, due 6/15/2056	108,587
		1,695,401
Software 1.5%
115,000	Cloud Software Group LLC, 8.25%, due 6/30/2032	108,789 (a)
	Oracle Corp.
15,000	5.35%, due 5/4/2033	14,096
80,000	5.20%, due 9/26/2035	71,777
90,000	5.38%, due 9/27/2054	65,622
415,000	5.95%, due 9/26/2055	329,734
265,000	6.70%, due 2/4/2056	233,666
30,000	6.85%, due 2/4/2066	26,397
		850,081
Telecommunications 1.3%
	AT&T, Inc.
165,000	5.25%, due 10/30/2036	157,326
40,000	6.20%, due 10/30/2056	37,024
50,000	6.30%, due 10/30/2066	46,042
120,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	115,300 (a)
100,000	Rogers Communications, Inc., 7.13%, due 4/15/2055	100,925 (f)
130,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	120,717 (a)
140,000	Uniti Services LLC, 7.50%, due 10/15/2033	143,064 (a)
		720,398
Transportation 0.2%
110,000	XPO, Inc., 7.13%, due 2/1/2032	113,409 (a)
Water 0.1%
40,000	Essential Utilities, Inc., 5.13%, due 3/15/2036	38,545
Total Corporate Bonds (Cost $20,212,190)		19,665,636
Foreign Government Securities 6.1%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	247,250
200,000	Chile Government International Bonds, 2.55%, due 7/27/2033	167,800
200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	209,200 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Foreign Government Securities – cont'd
$205,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	$198,357
200,000	Hungary Government International Bonds, 6.00%, due 9/26/2035	203,571 (a)
200,000	Japan International Cooperation Agency, 4.38%, due 5/28/2031	197,893
200,000	Mexico Government International Bonds, 6.88%, due 5/13/2037	204,190
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	205,875
	Province of British Columbia
115,000	3.90%, due 8/27/2030	112,495
80,000	4.05%, due 4/23/2031	78,284
95,000	4.80%, due 6/11/2035	94,171
125,000	Province of Manitoba, 4.90%, due 5/31/2034	125,233
50,000	Province of Ontario, 4.85%, due 5/29/2036	49,545
	Province of Quebec
125,000	4.63%, due 8/28/2035	122,166
110,000	4.63%, due 6/3/2036	106,934
	Republic of Poland Government International Bonds
110,000	5.38%, due 2/12/2035	109,715
120,000	5.50%, due 4/4/2053	107,818
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	203,865
200,000	Saudi Government International Bonds, 5.38%, due 1/13/2031	202,044 (a)
280,000	UAE International Government Bonds, 4.95%, due 7/7/2052	243,106 (a)
140,000	Uruguay Government International Bonds, 5.75%, due 10/28/2034	143,430
Total Foreign Government Securities (Cost $3,394,686)		3,332,942
Number of Shares
Short-Term Investments 0.2%
Investment Companies 0.2%
101,851	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(h) (Cost $101,851)	101,851
Total Investments 99.8% (Cost $55,911,574)		54,933,707
Other Assets Less Liabilities 0.2%		121,007 (i)
Net Assets 100.0%		$55,054,714

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $20,068,393, which represents 36.5% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
July 31, 2026.

(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(e)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $125,039, which represents 0.2% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents 7-day effective yield as of July 31, 2026.
(i)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$47,830,277	86.9%
Canada	1,040,080	1.9%
Cayman Islands	848,618	1.5%
Supranational	736,928	1.3%
United Kingdom	595,806	1.1%
Jersey	499,326	0.9%
Brazil	247,250	0.4%
United Arab Emirates	243,106	0.4%
Poland	217,533	0.4%
Costa Rica	209,200	0.4%
Panama	205,875	0.4%
Switzerland	204,291	0.4%
Mexico	204,190	0.4%
South Africa	203,865	0.4%
Hungary	203,571	0.4%
Saudi Arabia	202,044	0.4%
Italy	199,107	0.4%
Korea	198,357	0.3%
Japan	197,893	0.3%
Germany	192,285	0.3%
Chile	167,800	0.3%
Uruguay	143,430	0.3%
Belgium	41,024	0.1%
Short-Term Investments and Other Assets—Net	222,858	0.4%
	$55,054,714	100.0%
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	16	U.S. Treasury Long Bond	$1,733,000	$(32,500)
9/2026	16	U.S. Treasury Note, 2 Year	3,289,750	(12,062)
9/2026	39	U.S. Treasury Note, 5 Year	4,133,086	(30,926)
9/2026	5	U.S. Treasury Ultra Bond	548,438	(14,715)
Total Long Positions			$9,704,274	$(90,203)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	7	U.S. Treasury Note, Ultra 10 Year	$(767,922)	$9,078
Total Short Positions			$(767,922)	$9,078
Total Futures				$(81,125)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$11,204,825	$—	$11,204,825
U.S. Government Agency Securities	—	75,143	—	75,143
Mortgage-Backed Securities#	—	15,289,556	—	15,289,556
Asset-Backed Securities#	—	5,263,754	—	5,263,754
Corporate Bonds#	—	19,665,636	—	19,665,636
Foreign Government Securities	—	3,332,942	—	3,332,942
Short-Term Investments	—	101,851	—	101,851
Total Investments	$—	$54,933,707	$—	$54,933,707

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$9,078	$—	$—	$9,078
Liabilities	(90,203)	—	—	(90,203)
Total	$(81,125)	$—	$—	$(81,125)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2026
Notes to Schedule of Investments Neuberger Berman ETF Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Emerging Markets Debt Hard Currency ETF, Neuberger Energy Transition & Infrastructure ETF, Neuberger Flexible Credit Income ETF, Neuberger Short Duration Income ETF and Neuberger Total Return Bond ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in common stocks, master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman ETF Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman ETF Trust (Unaudited)  (cont’d)
security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of July 31, 2026, the value of unfunded loan commitments was $54,982 for Short Duration Income ETF, pursuant to the following loan agreements:
Short Duration Income ETF
Borrower	Principal Amount	Value
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.50%), 2.50%, due 12/16/2032(a)	$54,800	$54,982

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2026.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman ETF Trust (Unaudited) (cont'd)
Legend

Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
BCB	= Barclays Bank PLC
CITI	= Citibank, N.A.
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
UBS	= UBS AG
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.